As filed with the Securities and Exchange Commission on December 10, 2013

1933 Act Registration No. 333-33607

1940 Act Registration No. 811-08333

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 100	☒

Nuveen Investment Trust II

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 99

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—The Prospectus for Nuveen Symphony Dynamic Equity Fund; the Prospectus for Nuveen Symphony Small Cap Core Fund

Part B—The Statement of Additional Information for Nuveen Symphony Dynamic Equity Fund; the Statement of Additional Information for Nuveen Symphony Small Cap Core Fund

Part C—Other Information

Signatures

Exhibit Index

Exhibits

Mutual Funds

Prospectus

December 10, 2013

For investors seeking the potential for long-term capital appreciation.

Nuveen Equity Funds

Class / Ticker Symbol
Fund Name	Class A	Class C	Class I

Nuveen Symphony Dynamic Equity Fund	NQLAX	NQLCX	NQLIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC OR GOVERNMENT INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

Section 1    Fund Summary

Nuveen Symphony Dynamic Equity Fund

Investment Objective

The investment objective of the Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 15 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 16 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-45 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend Expense on Securities Sold Short[3]	1.96%	1.96%	1.96%
Prime Broker Expense[4]	0.68%	0.68%	0.68%
Remainder of Other Expenses[5]	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	4.59%	5.34%	4.34%
Fee Waivers and/or Expense Reimbursements[6]	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	4.33%	5.08%	4.08%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The percentages shown are estimated based on the dividend yields of the anticipated short positions.
4	The percentages shown are estimated prime broker fees based on the anticipated short positions.
5	Other Expenses are estimated.
6	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2015 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

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Section 1    Fund Summary

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual fee waivers currently in place are not renewed beyond December 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$984	$508	$410	$984	$508	$410
3 Years	$1,836	$1,547	$1,267	$1,836	$1,547	$1,267

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the sub-adviser may adjust the Fund’s long and short positions from time to time in an attempt to maintain the desired market exposure, the Fund’s portfolio turnover rate may exceed 100%.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions.

The Fund’s sub-adviser will vary the level of the Fund’s long and short positions in order to obtain a level of net investment exposure to the equity market (either positive or negative) that it believes is advisable given then current market conditions. The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps.

Section 1    Fund Summary

3

The Fund’s sub-adviser will take long and short positions in individual securities using an investment process that combines quantitative techniques and fundamental analysis. The first stage of the investment process involves narrowing the investable universe by quantitatively ranking securities across three factors: earnings quality, valuation and earnings momentum. The sub-adviser’s fundamental analysts provide additional investment ideas outside of the securities identified by the quantitative process. Next, the sub-adviser eliminates illiquid or thinly traded securities and conducts fundamental research of the remaining securities, including their capital structure, trading characteristics and industry trends. Securities of individual companies are selected for the portfolio as long or short positions based on the sub-adviser’s evaluation of this research. The sub-adviser’s selection of ETFs in order to obtain long or short exposure to select industries and sectors of the broad equity market is based on analysis of the quantitative and fundamental factors that drive individual security selection and macroeconomic factors.

Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Commodities Risk—The Fund’s investments in certain ETFs may expose it to commodities risk. Commodities markets historically have been extremely volatile, and the performance of securities that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—The Fund’s investments in certain ETFs may expose it to credit risk. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, derivative transactions tied to such securities, and ETFs designed to provide exposure to currencies. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—The value of equity securities held in the Fund’s long portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market. Conversely, the value of the Fund’s short positions may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Frequent Trading Risk—The Fund’s portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

4

Section 1    Fund Summary

Interest Rate Risk—The Fund’s investments in certain ETFs may expose it to interest rate risk. Interest rate risk is the risk that debt securities to which the Fund has exposure in its long portfolio will decline because of rising interest rates, or that the value of debt securities to which the Fund has exposure in its short portfolio will increase because of falling interest rates.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Short Sales Risk—The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets.

To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Symphony Asset Management LLC

Section 1    Fund Summary

5

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Gunther Stein	Chief Executive Officer and Chief Investment Officer	December 2013
Ross Sakamoto	Co-Director of Equity	December 2013
Joel Drescher	Co-Director of Equity	December 2013

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

•  $2,500 for Traditional/Roth IRA accounts.

•  $2,000 for Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs.

•  No minimum for retirement plans.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

$250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Section 1    Fund Summary

Section 2    How We Manage Your Money

To help you better understand the Fund, this section includes a detailed discussion of the Fund’s investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), the Fund’s investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. Nuveen Fund Advisors has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Fund Advisors is a subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The Nuveen family of advisers has been providing advice to investment companies since 1976, and had $214.9 billion of assets under management as of September 30, 2013.

Nuveen Fund Advisors has selected its affiliate, Symphony Asset Management LLC (“Symphony”), located at 555 California Street, Suite 2975, San Francisco, California 94104, to serve as sub-adviser to the Fund. Symphony manages the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors.

Gunther Stein, Ross Sakamoto and Joel Drescher are the portfolio managers of the Fund.

•

Gunther Stein is Chief Investment Officer and Chief Executive Officer at Symphony and has over twenty-five years of investment experience. Mr. Stein is responsible for leading Symphony’s fixed-income and equity investments strategies and research efforts, and overseeing firm trading. Mr. Stein was named Chief Investment Officer of Symphony in 2009 and Chief Executive Officer in 2010. Before 2009, Mr. Stein was a Portfolio Manager of fixed-income strategies at Symphony. Prior to joining Symphony in 1999, Mr. Stein was a high yield portfolio manager at Wells Fargo Bank, where he managed a high yield portfolio, was responsible for investing in public high yield bonds and bank loans and managed a team of credit analysts.

•

Ross Sakamoto is Co-Director of Equity at Symphony and has over twenty years of investment experience. He is responsible for co-heading Symphony’s equity investment strategies along with Joel Drescher and overseeing the equity team’s quantitative research activities and trading. Mr. Sakamoto was an Equity Portfolio Manager of long-only and hedged strategies at Symphony from 1996 to 2002, and rejoined Symphony in 2010 as the Co-Director of Equity. In between his roles at Symphony, Mr. Sakamoto was a Director in the Quantitative Services group at Deutsche Bank Advisors and Managing Director focused on program trading at Bear Stearns & Company from 2002 to 2007.

Section 2    How We Manage Your Money

7

•

Joel Drescher is Co-Director of Equity at Symphony. He is responsible for co-heading Symphony’s equity investment strategies along with Ross Sakamoto and overseeing fundamental research for Symphony’s equity strategies. Prior to joining Symphony in 2012, Mr. Drescher was a Sector Manager at Ascend Capital, where he was responsible for managing all aspects of the investment process for the firm’s consumer discretionary portfolio. Previously, he was the Chief Operations Officer and a Senior Research Analyst at Odyssey Value Advisors and earlier in his career a Financial Analyst in the investment banking group at ING Barings, LLC.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is provided in the statement of additional information.

Management Fees

The management fee schedule for the Fund consists of two components: a Fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by Nuveen Fund Advisors.

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets	Fund-Level Fee
For the first $125 million	1.1000%
For the next $125 million	1.0875%
For the next $250 million	1.0750%
For the next $500 million	1.0625%
For the next $1 billion	1.0500%
For net assets over $2 billion	1.0250%

The complex-level fee begins at a maximum rate of 0.2000% of the Fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for eligible assets above that level. Therefore, the maximum management fee rate for the Fund is the Fund-level fee plus 0.2000%. As of September 30, 2013, the effective complex-level fee was 0.1686% of the Fund’s average daily net assets.

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) for the Fund do not exceed 1.40% through December 31, 2015 of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2015, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Information regarding the Board of Trustees’ approval of the investment management agreements will be available in the Fund’s semi-annual report for the period ended December 31, 2013.

The Fund’s investment objective, which is described in the “Fund Summary” section, may be changed without shareholder approval. If the Fund’s investment objective changes, you will be notified at least 60 days in advance. The Fund has adopted a non-fundamental investment policy

8

Section 2    How We Manage Your Money

pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (a “Name Policy”). Details about the Fund’s Name Policy can be found in the statement of additional information. As a result, the Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of the Fund’s Name Policy.

The Fund’s investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

The Fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the Fund’s investment adviser and sub-adviser believe are most likely to be important in trying to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s sub-adviser uses, or may use, to achieve the Fund’s objective. You should be aware that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (800) 257-8787 or visit Nuveen’s website at www.nuveen.com.

Equity Securities

The Fund invests in equity securities. Equity securities generally include common stocks; depositary receipts; preferred securities; warrants to purchase common stocks or preferred securities; convertible preferred securities; convertible debt securities that are either in the money or immediately convertible into common stock; common and preferred securities issued by master limited partnerships (“MLPs”) and real estate investment trusts; and other securities with equity characteristics. The Fund may not invest more than 10% of its total assets in MLPs.

Non-U.S. Investments

The Fund may invest in equity securities of non-U.S. issuers. The Fund will classify an issuer of a security as being a U.S. or non-U.S. company based on the determination of an unaffiliated, recognized financial data provider. Such determinations are based on a number of criteria, such as the issuer’s country of domicile, the primary stock exchange on which the security trades, the location from which the majority of the issuer’s revenue comes, and the issuer’s reporting currency.

The Fund may invest in issuers located in emerging markets. Emerging market countries include any country other than Canada, the United States and countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

Cash Equivalents and Short-Term Investments

The Fund may invest in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds, in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such holdings for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. Being invested in these securities may keep the Fund from participating in a market upswing and prevent the Fund from achieving its investment objective.

ETFs

As a principal investment strategy, the Fund may invest in ETFs. An ETF is an investment company that holds a portfolio of securities generally designed

Section 2    How We Manage Your Money

9

to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value.

As a shareholder in an investment company, the Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in ETFs. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The Fund will not invest in leveraged ETFs.

Generally, investments in ETFs are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Fund intends to rely on these exemptive orders in order to invest in unaffiliated ETFs beyond the foregoing statutory limitations. Subject to certain conditions, the Fund also may invest in money market funds beyond the statutory limits described above.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. A list of the Fund’s portfolio holdings is available on the Fund’s website—www.nuveen.com/mf—by navigating to the Fund using the “Mutual Fund Finder” and clicking on the “Holdings & Detail” tab. A complete list of portfolio holdings information is generally made available on the Fund’s website on a quarterly basis within sixty days after the end of the quarter. This information will remain available on the website until the Fund files with the Securities and Exchange Commission its annual, semi-annual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Risk is inherent in all investing. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the principal risks and certain other risks that you assume when you invest in the Fund. These risks are listed alphabetically below. Because of these risks, you should consider an investment in the Fund to be a long-term investment.

Principal Risks

Commodities risk: The Fund may invest in ETFs that provide exposure to commodities. Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile. Commodity prices are affected by factors such as the cost of producing commodities, changes in consumer demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by

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Section 2    How We Manage Your Money

commodity pools and other market participants, disruptions in commodity supply, drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. Suspensions or disruptions of market trading in the commodities markets and related futures markets may adversely affect the value of securities providing an exposure to the commodities markets.

Credit risk: The Fund may invest in ETFs that expose it to credit risk. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make dividend, interest and principal payments and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Debt securities that may be held by an ETF are subject to varying degrees of credit risk, which are often reflected in credit ratings. The credit rating of a debt security may be lowered if the issuer suffers adverse changes in its financial condition, which can lead to greater volatility in the price of the security and in shares of the ETFs held by the Fund, and can also affect the bond’s liquidity and make it more difficult for the ETFs held by the Fund to sell. When the Fund purchases ETFs that hold unrated securities, it will depend on the sub-adviser’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Currency risk: Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities, and hence will affect the net asset value of the Fund that invests in such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund that invests in such non-U.S. dollar denominated securities.

Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the asset, index or rate underlying the derivative contract.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contracts. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. These risks are heightened when the management team uses derivatives in an effort to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

In addition, when the Fund engages in certain derivative transactions it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Fund’s derivatives strategies will depend on the sub-adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The Fund may also enter into OTC transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. In addition, certain derivative instruments and

Section 2    How We Manage Your Money

11

markets may not be liquid, which means the Fund may not be able to close out a derivatives transaction in a cost-efficient manner.

The Fund may take short positions in derivatives, which may involve greater risks than long positions, as the risk of loss on short positions is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the notional amount of the instrument).

Swap agreements may involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for the Fund to close out a position when desired.

Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity security risk: The value of the Fund’s long positions in equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. Conversely, the value of the Fund’s short positions may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry, or sector of the market.

ETF risk: As a principal investment strategy, the Fund may invest in ETFs. Like any fund, an ETF is subject to the risks of the underlying securities that it holds. In addition, investments in ETFs present certain risks that do not apply to investments in traditional mutual funds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Moreover, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

Frequent trading risk: Because the sub-adviser may adjust the Fund’s long and short positions from time to time in an attempt to maintain the desired exposure to the equity market, the Fund’s portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Interest rate risk: The Fund’s investments in certain ETFs may expose it to interest rate risk. Interest rate risk is the risk that debt securities to which the Fund has exposure in its long portfolio will decline because of rising interest rates, or that the value of debt securities to which the Fund has exposure in its short portfolio will increase because of falling interest rates.

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Section 2    How We Manage Your Money

Non-U.S./emerging markets risk: Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to or different than those of issuers that are located in or principally operated in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Other non-U.S. investment risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

•

The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. securities. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

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Non-U.S. securities traded on foreign exchanges, particularly in emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. exchange transactions.

•

The Fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent non-U.S. income taxes are paid by the Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

•

Some countries, particularly in emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•

Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility.

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Short sales risk: Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. For instance, the lender of the borrowed security may recall the security, in which case the Fund would have to either borrow the security from another lender or buy the security and deliver it to the lender. The Fund may not always be able to locate another lender, and thus the Fund may be required to cover the short position at a disadvantageous price. Although the gain is limited by the price at which the security was sold short, the potential loss on a short sale is theoretically unlimited because there is no upper limit on the price a borrowed security can attain. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. Short positions are more volatile than long positions due to risks inherent to short selling, including incorrect determinations of equity security valuations and/or the directional movement of stock market averages. The Fund may also pay transaction costs and borrowing fees in connection with short sales. In addition, short positions typically involve increased liquidity risk and the risk that the third party to the short sale may fail to honor its contract terms. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage that may magnify gains or losses for the Fund.

In the past, in response to market events, regulatory authorities in various countries, including the United States, enacted temporary rules prohibiting the short-selling of certain stocks. If regulatory authorities were to reinstitute such rules or otherwise restrict short-selling, the Fund might not be able to fully implement its short-selling strategy.

Smaller company risk: Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Other Risks

Small fund risk: The Fund has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time, causing the Fund’s performance to vary from that of the Fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The Fund has policies in place which seek to reduce the impact of these flows where Nuveen Fund Advisors has prior knowledge of them.

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Section 2    How We Manage Your Money

Section 3    How You Can Buy and Sell Shares

The Fund offers multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information. Because the prospectus and the statement of additional information are available free of charge on Nuveen’s website at www.nuveen.com, we do not disclose the following share class information separately on the website.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of the Fund’s average daily net assets, which compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen Securities, LLC (the “Distributor”), a subsidiary of Nuveen Investments and the distributor of the Fund, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 12 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” below for more information.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. The Distributor retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1.00% CDSC, which is calculated on the lower of your purchase price or redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Section 3    How You Can Buy and Sell Shares

15

The Fund has established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. As Class I shares are not subject to sales charges or ongoing service or distribution fees, they have lower ongoing expenses than the other classes.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	Certain employer-sponsored retirement plans.

•	Certain bank or broker-affiliated trust departments.

•	Advisory accounts of Nuveen Fund Advisors and its affiliates.

•	Current and former trustees/directors of any Nuveen Fund, and their immediate family members (as defined in the statement of additional information).

•	Officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members.

•	Full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members.

•	Certain financial intermediary personnel, and their immediate family members.

•	Certain other institutional investors described in the statement of additional information.

Please refer to the statement of additional information for more information about Class A, Class C and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The Fund offers a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

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Section 3    How You Can Buy and Sell Shares

Class A Sales Charge Reductions

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Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of the Fund, you may be able to add the amount of your purchase to the value, based on the current net asset value per share, of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of the Fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse or domestic partner and children under the age of 21 years, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of the Fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more (although such purchases may be subject to a CDSC in certain circumstances, see “How to Sell Shares—Contingent Deferred Sales Charge” below).

•	Monies representing reinvestment of Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Employees of Nuveen Investments and its affiliates. Purchases by full-time and retired employees of Nuveen Investments and its affiliates and such employees’ immediate family members (as defined in the statement of additional information).

•	Current and former trustees/directors of the Nuveen Funds.

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

•

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the Fund or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the Fund or your

Section 3    How You Can Buy and Sell Shares

17

financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify the Distributor at the time of each purchase if you are eligible for any of these programs. The Fund may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when the Distributor receives your order and on the share class you are purchasing. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase Fund shares (1) through a financial advisor or (2) directly from the Fund.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from Fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Fund

Eligible investors may purchase shares directly from the Fund.

•

By wire. You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the Fund. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next closing share price based on the share class of the Fund, calculated after the Fund’s custodian receives your payment by wire. Wired funds must be received prior to 4:00 p.m. New York time to be eligible for same day pricing. Neither the Fund nor the transfer agent is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Before

18

Section 3    How You Can Buy and Sell Shares

making any additional purchases by wire, you should call Nuveen Investor Services at (800) 257-8787. You cannot purchase shares by wire on days when federally chartered banks are closed.

•

By mail. You may open an account directly with the Fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the post office box above, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the Fund’s website. To access your account, click the “Individual Investors” link on www.nuveen.com and then choose “Account Access” under the “Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

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By telephone. Existing shareholders with direct accounts may also process account transactions via the Fund’s automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen Investor Services at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Once you have opened an account satisfying the applicable investment minimum, systematic investing allows you to make regular additional investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $100 per month. There is no charge to participate in the Fund’s systematic investment plan. You can stop the deductions at any time by notifying the Fund in writing.

•	From your bank account. You can make systematic investments of $100 or more per month by authorizing the Fund to draw pre-authorized checks on your bank account.

•

From your paycheck. With your employer’s consent, you can make systematic investments each pay period (collectively meeting the monthly minimum of $100) by authorizing your employer to deduct monies from your paycheck.

Section 3    How You Can Buy and Sell Shares

19

•

Systematic exchanging. You can make systematic investments by authorizing the Distributor to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen Mutual Fund account of the same share class.

Systematic Withdrawal

If the value of your Fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the Fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or Class C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange Fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The Fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be provided with at least 60 days’ notice of any material revision to or termination of the exchange privilege.

Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your Fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem Fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC. You may use this reinstatement privilege only once for any redemption.

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Section 3    How You Can Buy and Sell Shares

You may sell (redeem) your shares on any business day, which is any day the NYSE is open for business. You will receive the share price next determined after the Fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The Fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten business days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the Fund.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Fund

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By mail. You can sell your shares at any time by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The Fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

After you have established your account, signatures on a written request must be guaranteed if:

•	You would like redemption proceeds payable or sent to any person, address or bank account other than that on record;

•	You have changed the address on the Fund’s records within the last 30 days;

•	Your redemption request is in excess of $50,000; or

•	You are requesting a change in ownership on your account.

Non-financial transactions, including establishing or modifying certain services such as changing bank information on an account, will require a signature guarantee or signature verification from a Medallion Signature Guarantee Program member or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund reserves the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

Section 3    How You Can Buy and Sell Shares

21

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor. Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, click the “Individual Investors” link on www.nuveen.com and then choose “Account Access” under the “Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the Fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A or Class C shares subject to a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the Fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Accounts with Low Balances

The Fund reserves the right to liquidate or assess a low balance fee on any account held directly with the Fund that has a balance that has fallen below the account balance minimum of $1,000 for any reason, including market fluctuations.

22

Section 3    How You Can Buy and Sell Shares

If the Fund elects to exercise the right to assess a low balance fee, then annually the Fund will assess a $15 low balance account fee on certain accounts with balances under the account balance minimum that are IRAs, Coverdell Education Savings Accounts or accounts established pursuant to the UTMA or UGMA. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication notifying them of the pending action, thereby providing time for shareholders to bring their accounts up to the account balance minimum prior to any fee assessment or account liquidation. You will not be assessed a CDSC if your account is liquidated.

Redemptions In-Kind

The Fund generally pays redemption proceeds in cash. However, if the Fund determines that it would be detrimental to its remaining shareholders to make payment of a redemption order wholly in cash, the Fund may pay a portion of your redemption proceeds in securities or other Fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities or other assets distributed to you, as well as taxes on any capital gains from that sale.

Section 3    How You Can Buy and Sell Shares

23

Section 4    General Information

To help you understand the tax implications of investing in the Fund, this section includes important details about how the Fund makes distributions to shareholders. We discuss some other Fund policies as well. Please consult the statement of additional information and your tax advisor for more information about taxes.

The Fund intends to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The Fund automatically reinvests your dividends in additional Fund shares unless you request otherwise. You may request to have your dividends paid to you by check, sent via electronic funds transfer through Automated Clearing House network or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen Investor Services at (800) 257-8787. If you request that your distributions be paid by check but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in Fund shares at the current net asset value.

Non-U.S. Income Tax Considerations

Investment income that the Fund receives from its non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce Fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The Fund will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Distributions from the Fund’s long-term capital gains are generally taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from the Fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold and not on how long you have owned your Fund shares. Distributions generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all income and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your Fund shares, you will receive the statement from that firm. If you hold your shares directly with the Fund, the Distributor will send you the statement. The tax status of your distributions is the same whether you reinvest them or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

24

Section 4    General Information

Please note that if you do not furnish the Fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the Fund to withhold, federal law requires the Fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Buying or Selling Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

Non-U.S. Tax Credits

A regulated investment company with more than 50% of the value of its assets in stock or other securities of non-U.S. corporations at the close of a taxable year may, for such taxable year, elect to pass the regulated investment company’s non-U.S. tax credits through to its investors.

Cost Basis Method

You may elect a cost basis method to apply to all existing and future accounts you may establish. The cost basis method you select will determine the order in which shares are redeemed and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. If you hold your account directly with the Fund, please contact Nuveen Investor Services at (800) 257-8787 for instructions on how to make your election. If you hold your account with a financial intermediary, please contact that financial intermediary for instructions on how to make your election. If you hold your account directly with the Fund and do not elect a cost basis method, your account will default to the average cost basis method. For a definition of “average cost basis method,” please see the glossary. Financial intermediaries choose their own default method.

The Distributor serves as the selling agent and distributor of the Fund’s shares. In this capacity, the Distributor manages the offering of the Fund’s shares and is responsible for all sales and promotional activities. In order to reimburse the Distributor for its costs in connection with these activities, including compensation paid to financial intermediaries, the Fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940, as amended. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Under the plan, the Distributor receives a distribution fee for Class C shares primarily for providing compensation to financial intermediaries, including the Distributor, in connection with the distribution of shares. The Distributor receives a service fee for Class A and Class C shares to compensate financial intermediaries, including the Distributor, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. These fees also

Section 4    General Information

25

compensate the Distributor for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising materials, sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class C shares may pay more in distribution and service fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments from distribution and service fees to financial intermediaries as previously described, the Distributor may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that the Distributor is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2012, these payments in the aggregate were approximately 0.060% to 0.063% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. The Distributor may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which the Distributor promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, the Distributor also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their Fund shares in these Platform Programs. These payments are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of Fund assets.

The amounts of payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Fund to you. The intermediary may elevate the prominence or profile of the Fund within the intermediary’s organization by, for example, placing the Fund on a list of preferred or recommended funds and/or granting the Distributor and/or its affiliates preferential or enhanced opportunities to promote the Fund in various ways within the intermediary’s organization.

26

Section 4    General Information

The price you pay for your shares or the amount you receive upon redemption of your shares is based on the Fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of the Fund by taking the value of the class’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s investment adviser or sub-adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

If a price cannot be obtained from a pricing service or other pre-approved source, or if, in the judgment of Nuveen Fund Advisors, a price is unreliable, a portfolio instrument will be valued at its fair value as determined in good faith by the Board of Trustees or persons acting at their direction. Nuveen Fund Advisors may determine that a price is unreliable in various circumstances. For example, a price may be deemed unreliable if it has not changed for an identified period of time, or has changed from the previous day’s price by more than a threshold amount, and recent transactions and/or broker dealer price quotations differ materially from the price in question.

The Board of Trustees has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to Nuveen Fund Advisors’ Valuation Committee. All fair value determinations made by the Valuation Committee are subject to review and ratification by the Board of Trustees. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer specific news. However, fair valuation involves subjective judgments and it is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Section 4    General Information

27

The Fund is intended for long-term investment and should not be used for excessive trading. Excessive trading in the Fund’s shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund shares.

Accordingly, the Fund has adopted a Frequent Trading Policy that seeks to balance the Fund’s need to prevent excessive trading in Fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund shares.

The Fund’s Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

The Fund primarily receives share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the Fund only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the Fund. Despite the Fund’s efforts to detect and prevent frequent trading, the Fund may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. The Distributor has entered into agreements with financial intermediaries that maintain omnibus accounts with the Fund’s transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the Fund through such accounts. Technical limitations in operational systems at such intermediaries or at the Distributor may also limit the Fund’s ability to detect and prevent frequent trading. In addition, the Fund may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund’s Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of Fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the

28

Section 4    General Information

statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund’s investment policies and/or objective, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the Fund’s Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the Fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the Fund. The Fund’s transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

29

Section 5    Glossary of Investment Terms

•

American Depositary Receipts (“ADRS”): Certificates issued by a U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•	Average cost basis method: Calculating cost basis by determining the average price paid for Fund shares that may have been purchased at different times for different prices.

•

Emerging markets: The financial markets of developing economies in countries with low per capita income in the initial stages of their industrialization cycles. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local exchanges may not offer liquid markets for outside investors.

30

Section 5    Glossary of Investment Terms

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal-National

All-American Municipal Bond

High Yield Municipal Bond

Inflation Protected Municipal Bond

Intermediate Duration Municipal Bond

Limited Term Municipal Bond

Short Duration High Yield Municipal Bond

Short Term Municipal Bond

Municipal-State

Arizona Municipal Bond

California High Yield Municipal Bond

California Municipal Bond

Colorado Municipal Bond

Connecticut Municipal Bond

Georgia Municipal Bond

Kansas Municipal Bond

Kentucky Municipal Bond

Louisiana Municipal Bond

Maryland Municipal Bond

Massachusetts Municipal Bond

Michigan Municipal Bond

Minnesota Intermediate Municipal Bond

Minnesota Municipal Bond

Missouri Municipal Bond

Nebraska Municipal Bond

New Jersey Municipal Bond

New Mexico Municipal Bond

New York Municipal Bond

North Carolina Municipal Bond

Ohio Municipal Bond

Oregon Intermediate Municipal Bond

Municipal-State (continued)

Pennsylvania Municipal Bond

Tennessee Municipal Bond

Virginia Municipal Bond

Wisconsin Municipal Bond

Taxable Fixed Income

Core Bond

Core Plus Bond

Global Total Return Bond

High Income Bond

Inflation Protected Securities

Intermediate Government Bond

NWQ Flexible Income

Preferred Securities

Short Term Bond

Strategic Income

Symphony Credit Opportunities

Symphony Floating Rate Income

Symphony High Yield Bond

Global/International

Global Growth

International Growth

International Select

Santa Barbara Global Dividend Growth

Santa Barbara International Dividend Growth

Symphony International Equity

Tradewinds Emerging Markets

Tradewinds Global All-Cap

Global/International (continued)

Tradewinds International Value

Tradewinds Japan

Value

Dividend Value

Large Cap Value

Mid Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Small Cap Value

Tradewinds Value Opportunities

Growth

Growth

Large Cap Growth

Large Cap Growth Opportunities

Mid Cap Growth Opportunities

Small Cap Growth Opportunities

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Concentrated Core

Core Dividend

Large Cap Core

Large Cap Core Plus

Large Cap Select

Santa Barbara Dividend Growth

Core (continued)

Small Cap Select

Symphony Low Volatility Equity

Symphony Mid-Cap Core

Real Assets

Global Infrastructure

Gresham Diversified Commodity Strategy

Real Asset Income

Real Estate Securities

Asset Allocation

Strategy Aggressive Growth Allocation

Strategy Balanced Allocation

Strategy Conservative Allocation

Strategy Growth Allocation

Index

Equity Index

Mid Cap Index

Small Cap Index

Non-Traditional Strategies

Equity Long/Short

Equity Market Neutral

Gresham Long/Short Commodity Strategy

Intelligent Risk Conservative Allocation

Intelligent Risk Growth Allocation

Intelligent Risk Moderate Allocation

Tactical Market Opportunities

Several additional sources of information are available to you, including the codes of ethics adopted by the Fund, Nuveen Investments, Nuveen Fund Advisors and Symphony. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the Fund included in this prospectus. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (800) 257-8787, on the Fund’s website at www.nuveen.com, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, D.C. 20549-1520. The SEC may charge a copying fee for this information.

The Fund is a series of Nuveen Investment Trust II, whose Investment Company Act file number is 811-08333.

Distributed by

Nuveen Securities, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

Mutual Funds

Prospectus

December 10, 2013

For investors seeking the potential for long-term capital appreciation.

Nuveen Equity Funds

Class / Ticker Symbol
Fund Name	Class A	Class C	Class I

Nuveen Symphony Small Cap Core Fund	NSSAX	NSSCX	NSSIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC OR GOVERNMENT INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

Section 1    Fund Summary

Nuveen Symphony Small Cap Core Fund

Investment Objective

The investment objective of the Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 12 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 14 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses are estimated.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$697	$205	$104	$697	$205	$104
3 Years	$955	$634	$325	$955	$634	$325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

2

Section 1    Fund Summary

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell 2000 Index immediately after its most recent reconstitution. It is expected that the market capitalization range will be published each year at the end of May for the reconstitution of the index that will occur each year at the end of June. The range for the 2013 reconstitution was $129 million to $3.3 billion. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

The Fund’s sub-adviser’s investment process begins by identifying candidates with excess return potential from two complementary, separate sources. Quantitative analysis serves as a starting point for security selection and narrows the investable universe based on factors that Symphony has identified and researched. Simultaneously, Symphony’s fundamental analysts provide additional investment ideas outside of the quantitative process’ recommended trades.

Investment ideas then undergo fundamental analysis as part of the ongoing security selection and portfolio monitoring processes. Fundamental analysis seeks to identify factors relevant to the attractiveness of investing in each company, some of which may be industry-specific. Analyst-driven ideas and quantitative signals are cross-checked as part of Symphony’s due diligence process. Valuation is assessed and any upcoming catalysts are identified. Through this bottom up stock selection process, the team seeks to identify companies likely to outperform their industry peers in the Russell 2000 Index.

The goal of the actively-managed portfolio construction process is to build a well-diversified portfolio that reflects the Russell 2000 Index in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. Quantitative tools are used to optimize pre-determined risk factors and upside potential within set parameters, with ultimate allocation decisions made by the portfolio management team. Individual positions and risk parameters are continually monitored.

The Fund may invest up to 25% of its net assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of the Fund’s net assets.

Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.

Section 1    Fund Summary

3

Fund Performance

Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Symphony Asset Management LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Gunther Stein	Chief Executive Officer and Chief Investment Officer	December 2013
Ross Sakamoto	Co-Director of Equity	December 2013
Joel Drescher	Co-Director of Equity	December 2013
Marc Snyder	Co-Portfolio Manager	December 2013

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Section 1    Fund Summary

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summary

5

Section 2    How We Manage Your Money

To help you better understand the Fund, this section includes a detailed discussion of the Fund’s investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), the Fund’s investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. Nuveen Fund Advisors has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Fund Advisors is a subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The Nuveen family of advisers has been providing advice to investment companies since 1976, and had $214.9 billion of assets under management as of September 30, 2013.

Nuveen Fund Advisors has selected its affiliate, Symphony Asset Management LLC (“Symphony”), located at 555 California Street, Suite 2975, San Francisco, California 94104, to serve as sub-adviser to the Fund. Symphony manages the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors.

Gunther Stein, Ross Sakamoto, Joel Drescher and Marc Snyder are portfolio managers of the Fund.

•

Gunther Stein is Chief Investment Officer and Chief Executive Officer at Symphony and has over twenty-five years of investment experience. Mr. Stein is responsible for leading Symphony’s fixed-income and equity investments strategies and research efforts, and overseeing firm trading. Mr. Stein was named Chief Investment Officer of Symphony in 2009 and Chief Executive Officer in 2010. Before 2009, Mr. Stein was a Portfolio Manager of fixed-income strategies at Symphony. Prior to joining Symphony in 1999, Mr. Stein was a high yield portfolio manager at Wells Fargo Bank, where he managed a high yield portfolio, was responsible for investing in public high yield bonds and bank loans and managed a team of credit analysts.

•

Ross Sakamoto is Co-Director of Equity at Symphony and has over twenty years of investment experience. He is responsible for co-heading Symphony’s equity investment strategies along with Joel Drescher and overseeing the equity team’s quantitative research activities and trading. Mr. Sakamoto was an Equity Portfolio Manager of long-only and hedged strategies at Symphony from 1996 to 2002, and rejoined Symphony in 2010 as the Co-Director of Equity. In between his roles at Symphony, Mr. Sakamoto was a Director in the Quantitative Services group at Deutsche Bank Advisors and Managing Director focused on program trading at Bear Stearns & Company from 2002 to 2007.

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Section 2    How We Manage Your Money

•

Joel Drescher is Co-Director of Equity at Symphony. He is responsible for co-heading Symphony’s equity investment strategies along with Ross Sakamoto and overseeing fundamental research for Symphony’s equity strategies. Prior to joining Symphony in 2012, Mr. Drescher was a Sector Manager at Ascend Capital, where he was responsible for managing all aspects of the investment process for the firm’s consumer discretionary portfolio. Previously, he was the Chief Operations Officer and a Senior Research Analyst at Odyssey Value Advisors and earlier in his career a Financial Analyst in the investment banking group at ING Barings, LLC.

•

Marc Snyder, Co-Portfolio Manager, is a member of the Symphony equity team and his responsibilities include portfolio management for the Small Cap Core strategy and fundamental research for Symphony’s equity strategies, concentrating on the financial sector. Prior to joining Symphony in 2007, Mr. Snyder was a Senior Analyst at SAC Capital where he focused on long and short opportunities in the financial sector. Previously, Mr. Snyder’s covered the financial sector as an Equity Research Associate at Citibank and as a Fixed Income Associate at Barclays Capital.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is provided in the statement of additional information.

Management Fees

The management fee schedule for the Fund consists of two components: a Fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by Nuveen Fund Advisors.

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets	Fund-Level Fee
For the first $125 million	0.7000%
For the next $125 million	0.6875%
For the next $250 million	0.6750%
For the next $500 million	0.6625%
For the next $1 billion	0.6500%
For net assets over $2 billion	0.6250%

The complex-level fee begins at a maximum rate of 0.2000% of the Fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for eligible assets above that level. Therefore, the maximum management fee rate for the Fund is the Fund-level fee plus 0.2000%. As of September 30, 2013, the effective complex-level fee was 0.1686% of the Fund’s average daily net assets.

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Fund do not exceed 1.40% through December 31, 2015 of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2015, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Section 2    How We Manage Your Money

7

Information regarding the Board of Trustees’ approval of the investment management agreements will be available in the Fund’s semi-annual report for the period ended March 31, 2014.

The Fund’s investment objective, which is described in the “Fund Summary” section, may be changed without shareholder approval. If the Fund’s investment objective changes, you will be notified at least 60 days in advance. The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (a “Name Policy”). Details about the Fund’s Name Policy can be found in the statement of additional information. As a result, the Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of the Fund’s Name Policy.

The Fund’s investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

The Fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the Fund’s investment adviser and sub-adviser believe are most likely to be important in trying to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s sub-adviser uses, or may use, to achieve the Fund’s objective. You should be aware that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (800) 257-8787 or visit Nuveen’s website at www.nuveen.com.

Equity Securities

The Fund invests in equity securities. Equity securities generally include common stocks; depositary receipts; preferred securities; warrants to purchase common stocks or preferred securities; convertible preferred securities; convertible debt securities that are either in the money or immediately convertible into common stock; common and preferred securities issued by master limited partnerships (“MLPs”) and real estate investment trusts; and other securities with equity characteristics. The Fund may not invest more than 10% of its net assets in MLPs.

Non-U.S. Investments

The Fund may invest in equity securities of non-U.S. issuers. The Fund will classify an issuer of a security as being a U.S. or non-U.S. company based on the determination of an unaffiliated, recognized financial data provider. Such determinations are based on a number of criteria, such as the issuer’s country of domicile, the primary stock exchange on which the security trades, the location from which the majority of the issuer’s revenue comes, and the issuer’s reporting currency.

The Fund may invest in issuers located in emerging markets. Emerging market countries include any country other than Canada, the United States and countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

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Section 2    How We Manage Your Money

Cash Equivalents and Short-Term Investments

The Fund may invest in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds, in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such holdings for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. Being invested in these securities may keep the Fund from participating in a market upswing and prevent the Fund from achieving its investment objective.

Investment Companies

The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”). An ETF is an investment company that holds a portfolio of securities generally designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value.

As a shareholder in an investment company, the Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The Fund will not invest in leveraged ETFs.

Generally, investments in ETFs are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Fund may rely on these exemptive orders in order to invest in unaffiliated ETFs beyond the foregoing statutory limitations. Subject to certain conditions, the Fund also may invest in money market funds beyond the statutory limits described above.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. A list of the Fund’s portfolio holdings is available on the Fund’s website—www.nuveen.com/mf—by navigating to the Fund using the “Mutual Fund Finder” and clicking on the “Holdings & Detail” tab. By following these links, you can obtain a list of the Fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the Fund’s website ten business days after the end of the month. This information will remain available on the website until the Fund files with the Securities and Exchange Commission its annual, semi-annual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Section 2    How We Manage Your Money

9

Risk is inherent in all investing. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the principal risks and certain other risks that you assume when you invest in the Fund. These risks are listed alphabetically below. Because of these risks, you should consider an investment in the Fund to be a long-term investment.

Principal Risks

Currency risk: Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities, and hence will affect the net asset value of the Fund that invests in such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund that invests in such non-U.S. dollar denominated securities.

Equity security risk: Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, the types of securities in which the Fund invests, such as value stocks, growth stocks, large-capitalization stocks, midcapitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.

Non-U.S./emerging markets risk: Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to or different than those of issuers that are located in or principally operated in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Other non-U.S. investment risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

•

The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. securities. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

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Section 2    How We Manage Your Money

•

Non-U.S. securities traded on foreign exchanges, particularly in emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. exchange transactions.

•

The Fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent non-U.S. income taxes are paid by the Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

•

Some countries, particularly in emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•

Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility.

Small-cap stock risk: As a principal investment strategy, the Fund invests in small-cap stocks, which involve substantial risk. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

Other Risks

Small fund risk: The Fund has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time, causing the Fund’s performance to vary from that of the Fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The Fund has policies in place which seek to reduce the impact of these flows where Nuveen Fund Advisors has prior knowledge of them.

Section 2    How We Manage Your Money

11

Section 3    How You Can Buy and Sell Shares

The Fund offers multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information. Because the prospectus and the statement of additional information are available free of charge on Nuveen’s website at www.nuveen.com, we do not disclose the following share class information separately on the website.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of the Fund’s average daily net assets, which compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen Securities, LLC (the “Distributor”), a subsidiary of Nuveen Investments and the distributor of the Fund, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 12 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” below for more information.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. The Distributor retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1.00% CDSC, which is calculated on the

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Section 3    How You Can Buy and Sell Shares

lower of your purchase price or redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

The Fund has established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. As Class I shares are not subject to sales charges or ongoing service or distribution fees, they have lower ongoing expenses than the other classes.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	Certain employer-sponsored retirement plans.

•	Certain bank or broker-affiliated trust departments.

•	Advisory accounts of Nuveen Fund Advisors and its affiliates.

•	Current and former trustees/directors of any Nuveen Fund, and their immediate family members (as defined in the statement of additional information).

•	Officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members.

•	Full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members.

•	Certain financial intermediary personnel, and their immediate family members.

•	Certain other institutional investors described in the statement of additional information.

Please refer to the statement of additional information for more information about Class A, Class C and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

Section 3    How You Can Buy and Sell Shares

13

The Fund offers a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of the Fund, you may be able to add the amount of your purchase to the value, based on the current net asset value per share, of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of the Fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse or domestic partner and children under the age of 21 years, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of the Fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more (although such purchases may be subject to a CDSC in certain circumstances, see “How to Sell Shares—Contingent Deferred Sales Charge” below).

•	Monies representing reinvestment of Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Employees of Nuveen Investments and its affiliates. Purchases by full-time and retired employees of Nuveen Investments and its affiliates and such employees’ immediate family members (as defined in the statement of additional information).

•	Current and former trustees/directors of the Nuveen Funds.

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

•

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

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Section 3    How You Can Buy and Sell Shares

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the Fund or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the Fund or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify the Distributor at the time of each purchase if you are eligible for any of these programs. The Fund may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when the Distributor receives your order and on the share class you are purchasing. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase Fund shares (1) through a financial advisor or (2) directly from the Fund.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from Fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Fund

Eligible investors may purchase shares directly from the Fund.

•

By wire. You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the Fund. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next closing share price based on the share class of the Fund, calculated after the Fund’s

Section 3    How You Can Buy and Sell Shares

15

custodian receives your payment by wire. Wired funds must be received prior to 4:00 p.m. New York time to be eligible for same day pricing. Neither the Fund nor the transfer agent is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Before making any additional purchases by wire, you should call Nuveen Investor Services at (800) 257-8787. You cannot purchase shares by wire on days when federally chartered banks are closed.

•

By mail. You may open an account directly with the Fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the post office box above, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the Fund’s website. To access your account, click the “Individual Investors” link on www.nuveen.com and then choose “Account Access” under the “Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

•

By telephone. Existing shareholders with direct accounts may also process account transactions via the Fund’s automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen Investor Services at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Once you have opened an account satisfying the applicable investment minimum, systematic investing allows you to make regular additional investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $100 per month. There is no charge to participate in the Fund’s systematic investment plan. You can stop the deductions at any time by notifying the Fund in writing.

•	From your bank account. You can make systematic investments of $100 or more per month by authorizing the Fund to draw pre-authorized checks on your bank account.

16

Section 3    How You Can Buy and Sell Shares

•

From your paycheck. With your employer’s consent, you can make systematic investments each pay period (collectively meeting the monthly minimum of $100) by authorizing your employer to deduct monies from your paycheck.

•

Systematic exchanging. You can make systematic investments by authorizing the Distributor to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen Mutual Fund account of the same share class.

Systematic Withdrawal

If the value of your Fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the Fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or Class C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange Fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The Fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be provided with at least 60 days’ notice of any material revision to or termination of the exchange privilege.

Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your Fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem Fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC. You may use this reinstatement privilege only once for any redemption.

Section 3    How You Can Buy and Sell Shares

17

You may sell (redeem) your shares on any business day, which is any day the NYSE is open for business. You will receive the share price next determined after the Fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The Fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten business days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the Fund.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Fund

•

By mail. You can sell your shares at any time by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The Fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

After you have established your account, signatures on a written request must be guaranteed if:

•	You would like redemption proceeds payable or sent to any person, address or bank account other than that on record;

•	You have changed the address on the Fund’s records within the last 30 days;

•	Your redemption request is in excess of $50,000; or

•	You are requesting a change in ownership on your account.

Non-financial transactions, including establishing or modifying certain services such as changing bank information on an account, will require a signature guarantee or signature verification from a Medallion Signature Guarantee Program member or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund reserves the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

18

Section 3    How You Can Buy and Sell Shares

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor. Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, click the “Individual Investors” link on www.nuveen.com and then choose “Account Access” under the “Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the Fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A or Class C shares subject to a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the Fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Accounts with Low Balances

The Fund reserves the right to liquidate or assess a low balance fee on any account held directly with the Fund that has a balance that has fallen below the account balance minimum of $1,000 for any reason, including market fluctuations.

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3    How You Can Buy and Sell Shares

19

If the Fund elects to exercise the right to assess a low balance fee, then annually the Fund will assess a $15 low balance account fee on certain accounts with balances under the account balance minimum that are IRAs, Coverdell Education Savings Accounts or accounts established pursuant to the UTMA or UGMA. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication notifying them of the pending action, thereby providing time for shareholders to bring their accounts up to the account balance minimum prior to any fee assessment or account liquidation. You will not be assessed a CDSC if your account is liquidated.

Redemptions In-Kind

The Fund generally pays redemption proceeds in cash. However, if the Fund determines that it would be detrimental to its remaining shareholders to make payment of a redemption order wholly in cash, the Fund may pay a portion of your redemption proceeds in securities or other Fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities or other assets distributed to you, as well as taxes on any capital gains from that sale.

20

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the Fund, this section includes important details about how the Fund makes distributions to shareholders. We discuss some other Fund policies as well. Please consult the statement of additional information and your tax advisor for more information about taxes.

The Fund intends to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The Fund automatically reinvests your dividends in additional Fund shares unless you request otherwise. You may request to have your dividends paid to you by check, sent via electronic funds transfer through Automated Clearing House network or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen Investor Services at (800) 257-8787. If you request that your distributions be paid by check but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in Fund shares at the current net asset value.

Non-U.S. Income Tax Considerations

Investment income that the Fund receives from its non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce Fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The Fund will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Distributions from the Fund’s long-term capital gains are generally taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from the Fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold and not on how long you have owned your Fund shares. Distributions generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all income and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your Fund shares, you will receive the statement from that firm. If you hold your shares directly with the Fund, the Distributor will send you the statement. The tax status of your distributions is the same whether you reinvest them or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Section 4    General Information

21

Please note that if you do not furnish the Fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the Fund to withhold, federal law requires the Fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Buying or Selling Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

Non-U.S. Tax Credits

A regulated investment company with more than 50% of the value of its assets in stock or other securities of non-U.S. corporations at the close of a taxable year may, for such taxable year, elect to pass the regulated investment company’s non-U.S. tax credits through to its investors.

Cost Basis Method

You may elect a cost basis method to apply to all existing and future accounts you may establish. The cost basis method you select will determine the order in which shares are redeemed and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. If you hold your account directly with the Fund, please contact Nuveen Investor Services at (800) 257-8787 for instructions on how to make your election. If you hold your account with a financial intermediary, please contact that financial intermediary for instructions on how to make your election. If you hold your account directly with the Fund and do not elect a cost basis method, your account will default to the average cost basis method. For a definition of “average cost basis method,” please see the glossary. Financial intermediaries choose their own default method.

The Distributor serves as the selling agent and distributor of the Fund’s shares. In this capacity, the Distributor manages the offering of the Fund’s shares and is responsible for all sales and promotional activities. In order to reimburse the Distributor for its costs in connection with these activities, including compensation paid to financial intermediaries, the Fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940, as amended. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Under the plan, the Distributor receives a distribution fee for Class C shares primarily for providing compensation to financial intermediaries, including the Distributor, in connection with the distribution of shares. The Distributor receives a service fee for Class A and Class C shares to compensate financial intermediaries, including the Distributor, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. These fees also

22

Section 4    General Information

compensate the Distributor for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising materials, sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class C shares may pay more in distribution and service fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments from distribution and service fees to financial intermediaries as previously described, the Distributor may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that the Distributor is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2012, these payments in the aggregate were approximately 0.060% to 0.063% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. The Distributor may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which the Distributor promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, the Distributor also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their Fund shares in these Platform Programs. These payments are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of Fund assets.

The amounts of payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Fund to you. The intermediary may elevate the prominence or profile of the Fund within the intermediary’s organization by, for example, placing the Fund on a list of preferred or recommended funds and/or granting the Distributor and/or its affiliates preferential or enhanced opportunities to promote the Fund in various ways within the intermediary’s organization.

Section 4    General Information

23

The price you pay for your shares or the amount you receive upon redemption of your shares is based on the Fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of the Fund by taking the value of the class’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s investment adviser or sub-adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

If a price cannot be obtained from a pricing service or other pre-approved source, or if, in the judgment of Nuveen Fund Advisors, a price is unreliable, a portfolio instrument will be valued at its fair value as determined in good faith by the Board of Trustees or persons acting at their direction. Nuveen Fund Advisors may determine that a price is unreliable in various circumstances. For example, a price may be deemed unreliable if it has not changed for an identified period of time, or has changed from the previous day’s price by more than a threshold amount, and recent transactions and/or broker dealer price quotations differ materially from the price in question.

The Board of Trustees has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to Nuveen Fund Advisors’ Valuation Committee. All fair value determinations made by the Valuation Committee are subject to review and ratification by the Board of Trustees. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer specific news. However, fair valuation involves subjective judgments and it is possible that the fair value

24

Section 4    General Information

determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

The Fund is intended for long-term investment and should not be used for excessive trading. Excessive trading in the Fund’s shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund shares.

Accordingly, the Fund has adopted a Frequent Trading Policy that seeks to balance the Fund’s need to prevent excessive trading in Fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund shares.

The Fund’s Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

The Fund primarily receives share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the Fund only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the Fund. Despite the Fund’s efforts to detect and prevent frequent trading, the Fund may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. The Distributor has entered into agreements with financial intermediaries that maintain omnibus accounts with the Fund’s transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the Fund through such accounts. Technical limitations in operational systems at such intermediaries or at the Distributor may also limit the Fund’s ability to detect and prevent frequent trading. In addition, the Fund may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund’s Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

Section 4    General Information

25

The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of Fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund’s investment policies and/or objective, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the Fund’s Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the Fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the Fund. The Fund’s transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

26

Section 4    General Information

Section 5    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by a U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•	Average cost basis method: Calculating cost basis by determining the average price paid for Fund shares that may have been purchased at different times for different prices.

•

Emerging markets: The financial markets of developing economies in countries with low per capita income in the initial stages of their industrialization cycles. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local exchanges may not offer liquid markets for outside investors.

•

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Section 5    Glossary of Investment Terms

27

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal-National

All-American Municipal Bond

High Yield Municipal Bond

Inflation Protected Municipal Bond

Intermediate Duration Municipal Bond

Limited Term Municipal Bond

Short Duration High Yield Municipal Bond

Short Term Municipal Bond

Municipal-State

Arizona Municipal Bond

California High Yield Municipal Bond

California Municipal Bond

Colorado Municipal Bond

Connecticut Municipal Bond

Georgia Municipal Bond

Kansas Municipal Bond

Kentucky Municipal Bond

Louisiana Municipal Bond

Maryland Municipal Bond

Massachusetts Municipal Bond

Michigan Municipal Bond

Minnesota Intermediate Municipal Bond

Minnesota Municipal Bond

Missouri Municipal Bond

Nebraska Municipal Bond

New Jersey Municipal Bond

New Mexico Municipal Bond

New York Municipal Bond

North Carolina Municipal Bond

Ohio Municipal Bond

Municipal-State (continued)

Oregon Intermediate Municipal Bond

Pennsylvania Municipal Bond

Tennessee Municipal Bond

Virginia Municipal Bond

Wisconsin Municipal Bond

Taxable Fixed Income

Core Bond

Core Plus Bond

Global Total Return Bond

High Income Bond

Inflation Protected Securities

Intermediate Government Bond

NWQ Flexible Income

Preferred Securities

Short Term Bond

Strategic Income

Symphony Credit Opportunities

Symphony Floating Rate Income

Symphony High Yield Bond

Global/International

Global Growth

International Growth

International Select

Santa Barbara Global Dividend Growth

Santa Barbara International Dividend Growth

Symphony International Equity

Tradewinds Emerging Markets

Tradewinds Global All-Cap

Global/International (continued)

Tradewinds International Value

Tradewinds Japan

Value

Dividend Value

Large Cap Value

Mid Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Small Cap Value

Tradewinds Value Opportunities

Growth

Growth

Large Cap Growth

Large Cap Growth Opportunities

Mid Cap Growth Opportunities

Small Cap Growth Opportunities

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Concentrated Core

Core Dividend

Large Cap Core

Large Cap Core Plus

Large Cap Select

Santa Barbara Dividend Growth

Core (continued)

Small Cap Select

Symphony Low Volatility Equity

Symphony Mid-Cap Core

Real Assets

Global Infrastructure

Gresham Diversified Commodity Strategy

Real Asset Income

Real Estate Securities

Asset Allocation

Strategy Aggressive Growth Allocation

Strategy Balanced Allocation

Strategy Conservative Allocation

Strategy Growth Allocation

Index

Equity Index

Mid Cap Index

Small Cap Index

Non-Traditional Strategies

Equity Long/Short

Equity Market Neutral

Gresham Long/Short Commodity Strategy

Intelligent Risk Conservative Allocation

Intelligent Risk Growth Allocation

Intelligent Risk Moderate Allocation

Tactical Market Opportunities

Several additional sources of information are available to you, including the codes of ethics adopted by the Fund, Nuveen Investments, Nuveen Fund Advisors and Symphony. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the Fund included in this prospectus. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (800) 257-8787, on the Fund’s website at www.nuveen.com, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, D.C. 20549-1520. The SEC may charge a copying fee for this information.

The Fund is a series of Nuveen Investment Trust II, whose Investment Company Act file number is 811-08333.

Distributed by

Nuveen Securities, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

December 10, 2013

Nuveen Symphony Dynamic Equity Fund

Ticker Symbols: Class A—NQLAX, Class C—NQLCX, Class I—NQLIX

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the Prospectus dated December 10, 2013 for Nuveen Symphony Dynamic Equity Fund (the “Fund”), a series of Nuveen Investment Trust II. A Prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Securities, LLC (the “Distributor”), or from the Fund, by written request to Nuveen Symphony Dynamic Equity Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.

GENERAL INFORMATION

The Fund is a diversified series of Nuveen Investment Trust II (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on June 27, 1997. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Currently, 18 series of the Trust are authorized and outstanding. The Fund’s investment adviser is Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors” or the “Adviser”). The Fund’s sub-adviser is Symphony Asset Management LLC (“Symphony” or the “Sub-Adviser”).

Certain matters under the Investment Company Act of 1940, as amended (the “1940 Act”), which must be submitted to a vote of the holders of the outstanding voting securities of a series, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

INVESTMENT RESTRICTIONS

The investment objective and certain investment policies of the Fund are described in the Prospectus for the Fund. The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund’s outstanding voting shares:

(1) Concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act.

(2) Borrow money, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3) Issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(4) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(5) Make loans, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(6) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, other commodity-related derivative instruments, and investment companies that provide exposure to commodities.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prevent the Fund from purchasing or selling securities or other instruments backed by real estate or interests therein or of issuers engaged in real estate activities.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

With respect to the limitation in number (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The Securities and Exchange Commission staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change. The limitation in number (1) will be interpreted to refer to concentration as that term may be interpreted from time to time. The limitation also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. This limitation also does not place a limit on investment in issuers domiciled in a single jurisdiction or country.

For purposes of applying the limitation set forth in number (1) above, to the extent that the income from a municipal bond is derived from a specific project, the securities will be deemed to be from the industry of that project and subject to the concentration limitation.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

Except with respect to the limitation in number (2) above, the foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For purposes of applying the limitations set forth in numbers (2) and (3) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of applying the limitation set forth in number (5) above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, if the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

With respect to the limitation in number (8) above, the Fund is currently classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) repurchase agreements fully collateralized by U.S. government securities, or (iii) securities issued by other investment companies) if, with respect to 75% of its total assets, (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of total assets, the Fund can invest more than 5% of its assets in one issuer.

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

(1) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

(2) Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. See “Investment Policies and Techniques—Derivatives—Limitations on the Use of Futures and Swaps.”

(3) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

For purposes of number (1) above, “illiquid securities” will have the same meaning as it does under the 1940 Act.

The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. As a result, the Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of the Fund’s Name Policy. For purpose of the Name Policy, the Fund considers the term “investments” to include both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives and synthetic instruments with economic characteristics similar to the underlying asset).

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Fund’s investment objective, principal investment strategies, policies and techniques that appears in the Prospectus for the Fund. Additional information concerning principal investment strategies of the Fund, and other investment strategies that may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing the Fund’s investment objective. Additional information concerning the Fund’s investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation on investments by the Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing.

References in this section to the Adviser also apply, to the extent applicable, to the Sub-Adviser of the Fund.

Asset Coverage Requirements

To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, short sales, options written by the Fund, futures contracts and options on futures contracts, forward currency contracts, swaps, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

In the case of short sales, the Fund must designate liquid assets it owns, other than the short sale proceeds, as segregated assets in an amount equal to its obligation to purchase the securities sold short. If the lending broker requires the Fund to deposit collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation.

In the case of futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Cash Equivalents and Short-Term Investments

The Fund may hold assets in cash or cash equivalents, money market funds and short-term taxable fixed income securities in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. For temporary defensive purposes or during periods of high cash inflows or outflows, the Fund may invest up to 100% of its net assets in such holdings. During such periods, the Fund may not be able to achieve its investment objective. The Fund may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of A- or higher by Standard & Poor’s, A3 or higher by Moody’s or A- or higher by Fitch. Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-2 or higher by S&P, Prime-2 or higher by Moody’s or F2 or higher by Fitch, or unrated commercial paper which is, in the opinion of the portfolio managers, of comparable quality.

Derivatives

Subject to the limitations set forth below under “Limitations on the Use of Futures and Swaps,“ the Fund may use derivative instruments as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that the Fund may use include futures contracts and swap transactions, which are described in more detail below.

The Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities, as an alternative to selling a security short, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on the Fund’s performance.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market.

The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative. As discussed above under “—Asset Coverage Requirements,” in order to engage in certain transactions in derivatives, the Fund may be required to segregate permissible liquid assets, or engage in other permitted measures.

Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.

The particular derivative instruments the Fund can use are described below. The Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Futures

The Fund may engage in futures transactions. The Fund may buy and sell futures contracts that relate to stock indices and individual stocks. The Fund may only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security or index (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the futures broker, known as a futures commission merchant (“FCM”), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See “—Asset Coverage Requirements” above.

Limitations on the Use of Futures and Swaps. The Fund will limit its direct investments in futures and swaps to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to the Fund under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Fund will limit its trading activity in futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

•

Aggregate initial margin and premiums required to establish its futures and swap positions do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

•

Aggregate net notional value of its futures and swap positions does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

With respect to the Fund, the Adviser has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which the Fund may invest in futures and swaps. See “Tax Matters—Qualification as a Regulated Investment Company.”

Risks Associated with Futures. There are risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.

If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.

Successful use of futures by the Fund also is subject to the Sub-Adviser’s ability to predict correctly movements in the direction of the relevant market. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Swap Transactions

The Fund may enter into total return swap agreements.

The Fund may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, to reduce risk arising from the ownership of a particular instrument, or to gain exposure to certain securities, sectors or markets.

Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. The Fund’s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and the Fund will segregate assets determined to be liquid by the Sub-Adviser for any accrued but unpaid net amounts owed to a swap counterparty. See “—Asset Coverage Requirements” above.

Total Return Swaps. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by the portfolio managers to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If a Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which the Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.

Equity Securities

Under normal market conditions, the Fund primarily invests in equity securities, which include common stocks, preferred securities, warrants to purchase common stock or preferred stocks, convertible securities, interests in real estate investment trusts, common units of master limited partnerships, and other securities with equity characteristics.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred securities, dividends on common stocks are not fixed but are declared at the discretion of a company’s board.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Preferred Securities

Preferred securities are also units of ownership in a company. Preferred securities normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred securities are subordinated to the liabilities of the issuer. Unlike common stocks, preferred securities are generally not entitled to vote on corporate matters. Types of preferred securities include adjustable-rate preferred securities, fixed dividend preferred securities, perpetual preferred securities and sinking fund preferred securities. Generally, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Because preferred securities are generally junior to most other forms of debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

Warrants

The Fund may invest in warrants if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Convertible Securities

Equity securities in which the Fund may invest include convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or a preferred security in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

The Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, the Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. The Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. The credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

Real Estate Investment Trusts

Equity securities in which the Fund may invest include interests in real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income. REITs generally can be classified as Equity

REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.

The Fund’s investment in the real estate industry subjects the Fund to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

The Fund is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships

Equity securities in which the Fund may invest include master limited partnerships (“MLPs”). An MLP is an entity, most commonly a limited partnership, that is taxed as a partnership, publicly traded and listed on a national securities exchange. Holders of common units of MLPs typically have limited control and limited voting rights as compared to holders of a corporation’s common shares. Preferred units issued by MLPs are not typically listed or traded on an exchange. Holders of preferred units can be entitled to a wide range of voting and other rights. Debt securities of MLPs are similar to debt securities of other companies. Such securities may be rated or unrated, may be above or below investment-grade quality, and may carry fixed or floating interest rates. MLPs are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as petroleum and natural gas extraction and transportation, although some other enterprises may also qualify as MLPs.

Over-the-Counter Market

The Fund may invest in over-the-counter securities. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter security is less than the volume of trading in a listed security. This means that the depth of market liquidity of some securities in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a security, it might have to offer the securities at a discount from recent prices, or sell the securities in small lots over an extended period of time.

Initial Public Offerings (“IPO”)

The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Exchange-Traded Funds

The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to gain exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

An investment company’s investments in other investment companies are typically subject to statutory limitations prescribed by the 1940 Act. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Fund) to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Fund may rely on these exemptive orders in investing in ETFs.

Non-U.S. Securities

The Fund may invest in a variety of equity securities issued by non-U.S. companies. Investments in securities of non-U.S. companies involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Fund may invest directly in non-U.S. securities that are denominated in non-U.S. currencies or in dollar-denominated securities of non-U.S. companies. The Fund may also invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing indirect ownership interests in the securities of non-U.S. companies, including New York Shares. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies’ stock, the Fund avoids currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if the Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

In considering whether to invest in the securities of a non-U.S. company, the portfolio managers consider such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the United States and those within other countries. The portfolio managers also consider factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the United States may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the United States, (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

Emerging Markets Risk

The Fund may invest in securities issued by companies located in emerging markets. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency Risk

By investing in non-U.S. securities, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, the Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, the Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of non-U.S. currencies to U.S. dollars on a daily basis. The Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies. The Fund may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. The Fund conducts its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts. The Fund may also be subject to currency risk through investments in ADRs and other non-U.S. securities denominated in U.S. dollars.

Other Investment Companies

The Fund may invest in other investment companies, such as mutual funds, closed-end funds, and ETFs. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. As described in the Fund’s Prospectus, the Fund intends to rely on exemptive orders in order to invest in unaffiliated ETFs beyond the foregoing statutory limitations. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

If the Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

Other Investment Policies and Techniques

When-Issued or Delayed-Delivery Transactions

The Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

The Fund will designate on its books or maintain in a segregated account cash and liquid securities equal in value to commitments for when-issued securities. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

Illiquid Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws) and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Adviser the day-to-day determination of the illiquidity of any portfolio security, although it has retained oversight over and ultimate responsibility for such determinations. The Adviser works with and to a large extent relies on the expertise and advice of the Sub-Adviser in making these liquidity determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Fund by the Adviser under the Investment Management Agreement, is the responsibility of the Board of Trustees. The number of trustees of the Trust is ten, none of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, the Adviser or its affiliates. The names, business addresses and years of birth of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are directors or trustees, as the case may be, of 105 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 103 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Independent Trustees:

Robert P. Bremner 333 West Wacker Drive Chicago, IL 60606 1940	Trustee	Term—Indefinite* Length of Service— Since 2003	Private Investor and Management Consultant; Treasurer and Director, Humanities Council of Washington, D.C.; Board Member, Independent Directors Council affiliated with the Investment Company Institute.	208	None

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite* Length of Service— Since 1999	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director, Source Media Group; Life Trustee of Coe College and the Iowa College Foundation; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm; formerly, Member and President Pro Tem of the Board of Regents for the State of Iowa University System.	208	Director and Chairman, United Fire Group, a publicly held company; formerly, Director, Alliant Energy.

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite* Length of Service— Since 2004	Dean Emeritus (since June 30, 2012), formerly, Dean (2006-2012), Tippie College of Business, University of Iowa; Director (since 2005) and President (since July 2012), Beta Gamma Sigma, Inc., The International Honor Society; Director of Wellmark, Inc. (since 2009); formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	208	Director (since 2004) of Xerox Corporation.

David J. Kundert 333 West Wacker Drive Chicago, IL 60606 1942	Trustee	Term—Indefinite* Length of Service— Since 2005	Formerly, Director, Northwestern Mutual Wealth Management Company (2006-2013); retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Regent Emeritus, Member of Investment Committee, Luther College; Member of the Wisconsin Bar Association; Member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Board of Directors and Chair of Investment Committee, Greater Milwaukee Foundation; Member of the Board of Directors (Milwaukee), College Possible.	208	None

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

John K. Nelson 333 West Wacker Drive Chicago, IL 60606 1962	Trustee	Term—Indefinite* Length of Service— Since 2013	Senior external advisor to the financial services practice of Deloitte Consulting LLP (since 2012); Member of Board of Directors of Core12 LLC (since 2008), a private firm which develops branding, marketing and communications strategies for clients; Chairman of the Board of Trustees of Marian University (since 2010 as trustee, 2011 as Chairman); Director of The Curran Center for Catholic American Studies (since 2009) and The President’s Council, Fordham University (since 2010); formerly, Chief Executive Officer of ABN AMRO N.V. North America, and Global Head of its Financial Markets Division (2007-2008); prior senior positions held at ABN AMRO include Corporate Executive Vice President and Head of Global Markets—the Americas (2006-2007), CEO of Wholesale Banking—North America and Global Head of Foreign Exchange and Futures Markets (2001-2006), and Regional Commercial Treasurer and Senior Vice President Trading—North America (1996-2001); formerly, Trustee at St. Edmund Preparatory School in New York City.	208	None

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

William J. Schneider 333 West Wacker Drive Chicago, IL 60606 1944	Chairman of the Board and Trustee	Term—Indefinite* Length of Service— Since 2003	Chairman of Miller-Valentine Partners Ltd., a real estate investment company; Board Member of Mid-America Health System, of Tech Town, Inc., a not-for-profit community development company, and of WDPR Public Radio station; formerly, Senior Partner and Chief Operating Officer (retired, 2004) of Miller-Valentine Group; formerly, Director, Dayton Development Coalition; formerly, Board Member, Business Advisory Council, Cleveland Federal Reserve Bank and University of Dayton Business School Advisory Council.	208	None

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite* Length of Service— Since 2003	Formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation; prior thereto, Executive Director, Great Lakes Protection Fund (1990-1994).	208	None

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite* Length of Service— Since 2007	Director, Chicago Board Options Exchange, Inc. (since 2006); Director, C2 Options Exchange, Incorporated (since 2009); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010); formerly, Chair, New York Racing Association Oversight Board (2005-2007).	208	Director, CBOE Holdings, Inc. (since 2010).

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Virginia L. Stringer 333 West Wacker Drive Chicago, IL 60606 1944	Trustee	Term—Indefinite* Length of Service— Since 2011	Board Member, Mutual Fund Directors Forum; former Member, Governing Board, Investment Company Institute’s Independent Directors Council; Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; previously, held several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company.	208	Previously, Independent Director (1987-2010) and Chair (1997-2010), First American Fund Complex.

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 1959	Trustee	Term—Indefinite* Length of Service— Since 2008	Managing Partner, Promus Capital (since 2008); Director, Fulcrum IT Service LLC (since 2010), Quality Control Corporation (since 2012) and LogicMark LLC (since 2012); formerly, Director, Legal & General Investment Management America, Inc. (2008-2013); formerly, CEO and President, Northern Trust Global Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member, Chicago Fellowship Board (since 2005), Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (since 2012) and a member of its investment committee; formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	208	None

*	Each trustee serves an indefinite term until his or her successor is elected.

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:
Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 1956	Chief Administrative Officer	Term—Until August 2014 Length of Service—Since 1997	Managing Director (since 2002) and Assistant Secretary of Nuveen Securities, LLC; Managing Director (since 2002), Assistant Secretary (since 1997) and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2011); Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Santa Barbara Asset Management, LLC (since 2006) and Winslow Capital Management, LLC (since 2010); Vice President and Assistant Secretary (since 2013), formerly, Chief Administrative Officer and Chief Compliance Officer (2006-2013) of Nuveen Commodities Asset Management, LLC; Chartered Financial Analyst.	208
Margo L. Cook 333 West Wacker Drive Chicago, IL 60606 1964	Vice President	Term—Until August 2014 Length of Service—Since 2009	Executive Vice President (since 2008) of Nuveen Investments, Inc., Nuveen Fund Advisors, LLC (since 2011) and Nuveen Securities, LLC (since 2013); Managing Director—Investment Services of Nuveen Commodities Asset Management, LLC (since August 2011); previously, Head of Institutional Asset Management (2007-2008) of Bear Stearns Asset Management; Head of Institutional Asset Management (1986-2007) of Bank of NY Mellon; Chartered Financial Analyst.	208

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 1945	Vice President	Term—Until August 2014 Length of Service—Since 1998	Managing Director of Nuveen Investments Holdings, Inc.	208
Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 1954	Vice President and Controller	Term—Until August 2014 Length of Service—Since 1998	Senior Vice President (since 2013), formerly, Vice President of Nuveen Fund Advisors, LLC; Chief Financial Officer (since 2010) of Nuveen Commodities Asset Management, LLC; Senior Vice President (2010-2011), formerly, Vice President (2005-2010) and Funds Controller of Nuveen Securities, LLC; Certified Public Accountant.	208
Scott S. Grace 333 West Wacker Drive Chicago, IL 60606 1970	Vice President and Treasurer	Term—Until August 2014 Length of Service—Since 2009	Managing Director and Treasurer (since 2009) of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Fund Advisors, LLC, Nuveen Securities, LLC and (since 2011) Nuveen Asset Management, LLC; Vice President and Treasurer of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Vice President of Santa Barbara Asset Management, LLC; formerly, Treasurer (2006-2009), Senior Vice President (2008-2009), previously, Vice President (2006-2008) of Janus Capital Group, Inc.; formerly, Senior Associate in Morgan Stanley’s Global Financial Services Group (2000-2003); Chartered Accountant.	208
Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 1970	Vice President and Chief Compliance Officer	Term—Until August 2014 Length of Service—Since 2003	Senior Vice President (since 2008) of Nuveen Investments Holdings, Inc.	208
Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 1961	Vice President	Term—Until August 2014 Length of Service—Since 2002	Senior Vice President of Nuveen Investments Holdings, Inc.	208

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 1966	Vice President and Secretary	Term—Until August 2014 Length of Service—Since 2007	Managing Director and Assistant Secretary (since 2008) of Nuveen Securities, LLC and Nuveen Investments, Inc.; Managing Director (since 2008), Assistant Secretary (since 2007) and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel (since 2011) of Nuveen Asset Management, LLC; Managing Director (since 2008) and Assistant Secretary of Nuveen Investments Holdings, Inc. and Nuveen Investments Advisers Inc.; Vice President (since 2007) and Assistant Secretary of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC (since 2010); Vice President (since 2010) and Assistant Secretary of Nuveen Commodities Asset Management, LLC.	208
Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402 1953	Vice President and Assistant Secretary	Term—Until August 2014 Length of Service—Since 2011	Managing Director and Assistant Secretary of Nuveen Securities, LLC (since 2011); Managing Director, Assistant Secretary and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel (since 2011) of Nuveen Asset Management, LLC; formerly, Deputy General Counsel, FAF Advisors, Inc. (2004-2010).	208
Joel T. Slager 333 West Wacker Drive Chicago, IL 60606 1978	Vice President and Assistant Secretary	Term—Until August 2014 Length of Service—Since August 2013	Fund Tax Director for Nuveen Funds (since May, 2013); previously, Vice President of Morgan Stanley Investment Management, Inc., Assistant Treasurer of the Morgan Stanley Funds (from 2010 to 2013); Tax Director at PricewaterhouseCoopers LLP (from 2008 to 2010).	208
Jeffery M. Wilson 333 West Wacker Drive Chicago, IL 60606 1956	Vice President	Term—Until August 2014 Length of Service—Since 2011	Senior Vice President of Nuveen Securities, LLC (since 2011); formerly, Senior Vice President of FAF Advisors, Inc. (2000-2010).	208

Board Leadership Structure and Risk Oversight

The Board of Directors or the Board of Trustees (as the case may be, each is referred to hereafter as the “Board” or “Board of Trustees” and the directors or trustees of the Nuveen Funds, as applicable, are each referred to herein as “trustees”) oversees the operations and management of the Nuveen Funds, including the duties performed for the Nuveen Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of directors who serve on the board of the funds in the Nuveen Fund complex. All of the independent trustees/directors serve on the Board of every fund in the Nuveen Fund complex; however, certain interested trustees serve only on the Boards of certain funds within the Nuveen Fund complex. In adopting a unitary board structure, the trustees seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the trustees consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent trustees. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the directors across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the investment adviser and other service providers.

In an effort to enhance the independence of the Board, the Board also has a Chairman that is an independent trustee. The Board recognizes that a chairman can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chairman may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the trustees have elected William J. Schneider to serve as the independent Chairman of the Board. Specific responsibilities of the Chairman include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the trustees are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit trustees to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of trustees among the different committees allows the trustees to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established six standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended June 30, 2013, the Executive Committee did not meet.

The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence;

and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by the Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.

To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the trustees, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Robert P. Bremner, David J. Kundert, Chair, William J. Schneider, Carole E. Stone and Terence J. Toth, each of whom is an independent trustee of the Nuveen Funds. During the fiscal year ended June 30, 2013, the Audit Committee met four times.

The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.

In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of trustees; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to trustee compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, Inc. (“Nuveen Investments”), 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview any and all candidates and to make the final selection of any new trustees. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence site visits to sub-advisers and service providers) and, if qualifying as an independent trustee candidate, independence from the Adviser, the Sub-Adviser, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent trustees at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent trustees of the Nuveen Funds. Accordingly, the members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, John K. Nelson, William J. Schneider, Judith M. Stockdale, Carole E. Stone, Virginia L. Stringer and Terence J. Toth. During the fiscal year ended June 30, 2013, the Nominating and Governance Committee met six times.

The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Jack B. Evans, Chair, Judith M. Stockdale and Terence J. Toth. During the fiscal year ended June 30, 2013, the Dividend Committee met four times.

The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.

In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services group regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board. The members of the Compliance Committee are Jack B. Evans, William C. Hunter, John K. Nelson, William J. Schneider, Judith M. Stockdale, Chair, and Virginia L. Stringer. During the fiscal year ended June 30, 2013, the Compliance Committee met five times.

The Open-End Funds Committee is responsible for assisting the Board in the oversight and monitoring of the Nuveen Funds that are registered as open-end management investment companies

(“Open-End Funds”). The committee may review and evaluate matters related to the formation and the initial presentation to the Board of any new Open-End Fund and may review and evaluate any matters relating to any existing Open-End Fund. The committee operates under a written charter adopted and approved by the Board. The members of the Open-End Funds Committee are David J. Kundert, William J. Schneider, Judith M. Stockdale, Virginia L. Stringer and Terence J. Toth, Chair. During the fiscal year ended June  30, 2013, the Open-End Funds Committee met four times.

Board Diversification and Trustee Qualifications

In determining that a particular trustee was qualified to serve on the Board, the Board has considered each trustee’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each trustee satisfies this standard. An effective trustee may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each trustee should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Robert P. Bremner

Mr. Bremner is a private investor and management consultant in Washington, D.C. His biography of William McChesney Martin, Jr., a former chairman of the Federal Reserve Board, was published by Yale University Press in November 2004. From 1994 to 1997, he was a Senior Vice President at Samuels International Associates, an international consulting firm specializing in governmental policies, where he served in a part-time capacity. Previously, Mr. Bremner was a partner in the LBK Investors Partnership and was chairman and majority stockholder with ITC Investors Inc., both private investment firms. He currently serves on the Board and as Treasurer of the Humanities Council of Washington D.C. and is a Board Member of the Independent Directors Council affiliated with the Investment Company Institute. From 1984 to 1996, Mr. Bremner was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. He began his career at the World Bank in Washington D.C. He graduated with a Bachelor of Science degree from Yale University and received his MBA from Harvard University.

Jack B. Evans

President of the Hall-Perrine Foundation, a private philanthropic corporation, since 1996, Mr. Evans was formerly President and Chief Operating Officer of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. Formerly, he was a member of the Board of the Federal Reserve Bank of Chicago, a Director of Alliant Energy and Member and President Pro Tem of the Board of Regents for the State of Iowa University System. Mr. Evans is Chairman of the Board of United Fire Group, sits on the Board of Source Media Group and is a Life Trustee of Coe College. He has a Bachelor of Arts degree from Coe College and an MBA from the University of Iowa.

William C. Hunter

Mr. Hunter became Dean Emeritus of the Henry B. Tippie College of Business at the University of Iowa on June 30, 2012. He was appointed Dean of the Henry B. Tippie College of Business at the University of Iowa on July 1, 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business since June 2003. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. While there he served as the Bank’s Chief Economist and was an Associate Economist on the Federal Reserve

System’s Federal Open Market Committee (FOMC). In addition to serving as a Vice President in charge of financial markets and basic research at the Federal Reserve Bank in Atlanta, he held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. A past Director of the Credit Research Center at Georgetown University, SS&C Technologies, Inc. (2005) and past President of the Financial Management Association International, he has consulted with numerous foreign central banks and official agencies in Western Europe, Central and Eastern Europe, Asia, Central America and South America. From 1990 to 1995, he was a U.S. Treasury Advisor to Central and Eastern Europe. He has been a Director of the Xerox Corporation since 2004 and Wellmark, Inc. since 2009. He is a Director and President of Beta Gamma Sigma, Inc., The International Business Honor Society.

David J. Kundert

Mr. Kundert retired in 2004 as Chairman of JPMorgan Fleming Asset Management, and as President and CEO of Banc One Investment Advisors Corporation, and as President of One Group Mutual Funds. Prior to the merger between Bank One Corporation and JPMorgan Chase and Co., he was Executive Vice President, Bank One Corporation and, since 1995, the Chairman and CEO, Banc One Investment Management Group. From 1988 to 1992, he was President and CEO of Bank One Wisconsin Trust Company. Mr. Kundert recently retired as a Director of the Northwestern Mutual Wealth Management Company (2006-2013). He started his career as an attorney for Northwestern Mutual Life Insurance Company. Mr. Kundert has served on the Board of Governors of the Investment Company Institute and he is currently a member of the Wisconsin Bar Association. He is on the Board of the Greater Milwaukee Foundation and chairs its Investment Committee. He is a Regent Emeritus and a Member of the Investment Committee of Luther College. He is also a Member of the Board of Directors (Milwaukee), College Possible. He received his Bachelor of Arts degree from Luther College, and his Juris Doctor from Valparaiso University.

John K. Nelson

Mr. Nelson is currently a senior external advisor to the financial services practice of Deloitte Consulting LLP. He currently serves as the Chairman of The Board of Trustees of Marian University, and is on the Board of Directors of Core12 LLC, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008. From 2007 to 2008, Mr. Nelson was Chief Executive Officer of ABN AMRO N.V. North America, and Global Head of its Financial Markets Division. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States, and during his tenure with ABN AMRO, served as the bank’s representative on various committees of the Bank of Canada, European Central Bank, and the Bank of England. At Fordham University, he currently serves as a director of The Curran Center for Catholic American Studies, and The President’s Council. He is also a member of The Economic Club of Chicago and The Hyde Park Angels, and was formerly a Trustee at St. Edmund Preparatory School in New York City. Mr. Nelson graduated and received his MBA from Fordham University.

William J. Schneider

Mr. Schneider, the Nuveen Funds’ Independent Chairman, is currently Chairman, formerly Senior Partner and Chief Operating Officer (retired, December 2004) of Miller-Valentine Partners, a real estate investment company. He is an owner in several other Miller-Valentine Group entities. He is currently a member of the boards of WDPR Public radio station, of Mid-America Health System and of Tech Town, Inc., a not-for-profit Dayton community development corporation. He was formerly a Director and Past Chair of the Dayton Development Coalition. He was formerly a member of the Community Advisory Board of the National City Bank in Dayton as well as a former member of the Business Advisory Council of the Cleveland Federal Reserve Bank. Mr. Schneider was also a member of the Business Advisory Council for the University of Dayton College of Business. He also served as Chair of the Miami Valley Hospital and as Chair of the Finance Committee of its parent holding company. Mr. Schneider was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. Mr. Schneider has a Bachelor of Science in Community Planning from the University of Cincinnati and a Masters of Public Administration from the University of Dayton.

Judith M. Stockdale

Ms. Stockdale retired in 2012 as Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Low country of South Carolina. Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Boards of the Land Trust Alliance, the National Zoological Park, the Governor’s Science Advisory Council (Illinois), the Nancy Ryerson Ranney Leadership Grants Program, Friends of Ryerson Woods and the Donors Forum. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.

Carole E. Stone

Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. Ms. Stone is currently on the Board of Directors of the Chicago Board Options Exchange, CBOE Holdings, Inc. and C2 Options Exchange, Incorporated. She has also served as the Chair of the New York Racing Association Oversight Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts from Skidmore College in Business Administration.

Virginia L. Stringer

Ms. Stringer served as the independent chair of the Board of the First American Fund Complex from 1997 to 2010, having joined such Board in 1987. Ms. Stringer serves on the board of the Mutual Fund Directors Forum. She is a recipient of the Outstanding Corporate Director award from Twin Cities Business Monthly and the Minnesota Chapter of the National Association of Corporate Directors. Ms. Stringer is the past board chair of the Oak Leaf Trust, director emeritus and former Chair of the Saint Paul Riverfront Corporation and also served as President of the Minneapolis Club’s Governing Board. She is a director and former board chair of the Minnesota Opera and a Life Trustee and former board member of the Voyageur Outward Bound School. She also served as a trustee of Outward Bound USA. She was appointed by the Governor of Minnesota to the Board on Judicial Standards and also served on a Minnesota Supreme Court Judicial Advisory Committee to reform the state’s judicial disciplinary process. She is a member of the International Women’s Forum and attended the London Business School as an International Business Fellow. Ms. Stringer also served as board chair of the Human Resource Planning Society, the Minnesota Women’s Campaign Fund and the Minnesota Women’s Economic Roundtable. Ms. Stringer is the retired founder of Strategic Management Resources, a consulting practice focused on corporate governance, strategy and leadership. She has twenty five years of corporate experience having held executive positions in general management, marketing and human resources with IBM and the Pillsbury Company.

Terence J. Toth

Mr. Toth is a Managing Partner, Promus Capital (since 2008). From 2008 to 2013, he was a Director, Legal & General Investment Management America, Inc. From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves on the Board of Chicago Fellowship, Fulcrum IT Service LLC (since 2010), Quality Control Corporation (since 2012) and LogicMark LLC (since 2012), and is Chairman of the Board of Catalyst Schools of Chicago. He is on the Mather Foundation Board (since 2012) and is a member of its investment committee. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his MBA from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.

Board Compensation

The following table shows, for each independent trustee, (1) the estimated aggregate compensation to be paid by the Fund for the fiscal period ended June 30, 2014, (2) the estimated amount of total compensation paid by the Fund that will be deferred, and (3) the total compensation paid to each trustee by the Nuveen Funds during the fiscal year ended June 30, 2013.

Name of Trustee	Estimated Aggregate Compensation From Fund[1]	Estimated Amount of Total Compensation that Will Be Deferred[2]	Total Compensation From Nuveen Funds Paid to Trustee[3]
Robert P. Bremner	$3	$—	$350,163
Jack B. Evans	3	—	281,514
William C. Hunter	2	—	249,850
David J. Kundert	3	—	284,180
John K. Nelson[4]	2	—	—
William J. Schneider	4	—	304,338
Judith M. Stockdale	3	—	279,617
Carole E. Stone	3	—	276,488
Virginia L. Stringer	3	—	257,350
Terence J. Toth	3	—	299,957

[1]	The estimated aggregate compensation to be paid, including deferred amounts, to the independent trustees for the fiscal period ended June 30, 2014 for services to the Fund.

[2]

Pursuant to a deferred compensation agreement with the Fund, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Fund.

[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one-year period ended June 30, 2013 for services to the Nuveen Funds.

[4]	Mr. Nelson was appointed to the Board of Trustees of the Nuveen Funds effective September 1, 2013.

Effective January 1, 2012, independent trustees received a $130,000 annual retainer, which was increased to $140,000 as of January 1, 2013, plus they receive (a) a fee of $4,500 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee and the Open-End Funds Committee receive $12,500 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2014, independent trustees will receive a $150,000 annual retainer, plus they will receive (a) a fee of $5,000 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee and the Open-End Funds Committee receive $12,500 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund.

The Trust does not have a retirement or pension plan. The Trust has a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.

The Fund has no employees. The officers of the Trust serve without any compensation from the Fund.

Share Ownership

The information in the table below discloses the dollar ranges of (i) each trustee’s beneficial ownership in the Fund, and (ii) each trustee’s aggregate beneficial ownership in all funds within the Nuveen Funds complex, including in each case the value of fund shares elected by the trustee in the trustees’ deferred compensation plan, based on the value of fund shares as of December 31, 2012:

	Trustees
	Bremner	Evans	Hunter	Kundert	Nelson[1]	Schneider	Stockdale	Stone	Stringer	Toth
Aggregate
Holdings— Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$0	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Nuveen Symphony Dynamic Equity Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

[1]	Mr. Nelson was appointed to the Board of Trustees of the Nuveen Funds effective September 1, 2013.

As of December 10, 2013, the officers and trustees of the Fund, in the aggregate, owned no shares of the Fund.

As of December 10, 2013, none of the independent trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Sales Loads

Trustees of the Fund and certain other Fund affiliates may purchase the Fund’s Class I shares. See the Fund’s Prospectus for details.

SERVICE PROVIDERS

Investment Adviser

Nuveen Fund Advisors, located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as the investment adviser of the Fund, with responsibility for the overall management of the Fund. The Adviser is also responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund. The Adviser has selected its affiliate, Symphony, located at 555 California Street, Suite 2975, San Francisco, California 94104, to serve as sub-adviser to manage the investment portfolio of the Fund. For additional information regarding the management services performed by the Adviser and the Sub-Adviser, see “Who Manages the Fund” in the Prospectus.

The Adviser is an affiliate of the Distributor, which is located at 333 West Wacker Drive, Chicago, Illinois 60606. The Distributor is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. The Adviser and the Distributor are subsidiaries of Nuveen Investments.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois.

For the management services and facilities furnished by the Adviser, the Fund has agreed to pay an annual management fee at a rate set forth in the Prospectus under “Who Manages the Fund.” In addition, the Adviser has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Fund. The Prospectus includes current fee waivers and expense reimbursements for the Fund.

The Fund’s management fee is divided into two components—a complex-level fee based on the aggregate amount of all eligible Nuveen Fund assets and a specific fund-level fee based only on the amount of assets within the Fund. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in the Fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

The Fund has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of the Fund as set forth in the Prospectus.

The annual complex-level management fee for the Fund, payable monthly, which is additive to the fund-level fee, is based on the aggregate amount of total eligible assets managed for all Nuveen Funds as stated in the table below:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996%
$57 billion	0.1989%
$60 billion	0.1961%
$63 billion	0.1931%
$66 billion	0.1900%
$71 billion	0.1851%
$76 billion	0.1806%
$80 billion	0.1773%
$91 billion	0.1691%
$125 billion	0.1599%
$200 billion	0.1505%
$250 billion	0.1469%
$300 billion	0.1445%

*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Except as described below, eligible assets include the net assets of all Nuveen-branded closed-end and open-end registered investment companies organized in the United States. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen Fund complex in connection with Nuveen Fund Advisors’ assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2013, the complex-level fee rate was 0.1686%.

In addition to the Adviser’s management fee, the Fund also pays a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of the Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

Sub-Adviser

The Adviser has selected its affiliate, Symphony, to serve as sub-adviser to manage the investment portfolio of the Fund. Symphony is organized as a member-managed limited liability company, and its sole managing member is Nuveen Investments. The Adviser pays Symphony a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund.

Portfolio Managers

Gunther Stein, Ross Sakamoto and Joel Drescher have primary responsibility for the day-to-day implementation of the investment strategies of the Fund.

Compensation

Symphony investment professionals receive compensation based on three elements: fixed-base salary, participation in a bonus pool and certain long-term incentives.

The fixed-base salary is set at a level determined by Symphony and is reviewed periodically to ensure that it is competitive with base salaries paid by similar financial services companies for persons playing similar roles.

The portfolio manager is also eligible to receive an annual bonus from a pool based on Symphony’s aggregate asset-based and performance fees after all operating expenses. The level of this bonus to each individual portfolio manager is determined by senior management’s assessment of the team’s performance, and the individual’s contribution to and performance on that team. Factors considered in that assessment include the pre-tax total return and risk-adjusted total return performance of the accounts for which the individual serves as portfolio manager relative to any benchmarks established for those accounts; the individual’s effectiveness in communicating investment performance to investors and/or their advisors; and the individual’s contribution to the firm’s overall investment process and to the execution of investment strategies.

Finally, certain key employees of Symphony, including the portfolio managers, have received profits interests in Symphony which entitle their holders to participate in the firm’s growth over time.

Other Accounts Managed

In addition to the Fund, as of November 30, 2013, the portfolio managers were also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Gunther Stein	Registered Investment Companies	16	$3.1 billion	0	0
	Other Pooled Investment Vehicles	24	$2.2 billion	16	$1.9 billion
	Other Accounts	15	$400 million	4	$274 million
Ross Sakamoto	Registered Investment Companies	4	$53 million	0	0
	Other Pooled Investment Vehicles	7	$55 million	3	$46 million
	Other Accounts	18	$115 million	2	$90 million
Joel Drescher	Registered Investment Companies	4	$53 million	0	0
	Other Pooled Investment Vehicles	7	$55 million	3	$46 million
	Other Accounts	11	$115 million	2	$90 million

Conflicts of Interest

The portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies and separately managed accounts. Fees earned by the Sub-Adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Sub-Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and other factors. In addition, the Sub-Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Beneficial Ownership of Securities

As of the date of this SAI, the Fund has not commenced operations and the portfolio managers do not beneficially own any shares of the Fund.

Transfer Agent

The Fund’s transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc. (“BFDS”), P.O. Box 8530, Boston, Massachusetts 02266-8530.

Custodian

The custodian of the assets of the Fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

Distributor

Nuveen Securities, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, serves as the distributor for the Fund’s shares pursuant to a “best efforts” arrangement as provided by a Distribution Agreement dated August 1, 1998 (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Fund appointed the Distributor to be its agent for the distribution of the Fund’s shares on a continuous offering basis.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, PwC provides assistance on accounting, tax and related matters.

CODES OF ETHICS

The Fund, the Adviser, the Sub-Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and with respect to the Adviser and the Sub-Adviser, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Fund’s securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Fund, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

PROXY VOTING POLICIES

The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

A member of the Fund’s management team is responsible for oversight of the Fund’s proxy voting process. With regard to equity securities, Symphony has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations on the voting of proxies relating to securities held by the Fund and managed by Symphony. ISS provides voting recommendations based upon established guidelines and practices. Symphony reviews and frequently follows ISS recommendations. However, on selected issues, Symphony may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the Fund. If Symphony manages the assets of a company or its pension plan and any of Symphony’s clients hold any securities of that company, Symphony will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. Where a material conflict of interest has been identified by Symphony and ISS does not offer a recommendation on the matter, Symphony shall disclose the conflict and Symphony’s Proxy Voting Committee shall determine the manner in which to vote and notify the Fund’s Board of Trustees or its designated committee.

Although Symphony has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, Symphony does not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of its investment products) or the directors, officers and employees of such affiliates. Therefore, Symphony is unable to consider such information when determining whether there are material conflicts of interests.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800) 257-8787 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Symphony is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of Symphony to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio managers consider, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of the Fund’s shares.

Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting the transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include, but are not limited to, (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, the portfolio managers consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the portfolio managers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to Symphony or the Fund. Symphony believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement provide that such higher commissions will not be paid by the Fund unless Symphony determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to the Adviser under the

Investment Management Agreement and the sub-advisory fees paid by the Adviser to Symphony under the Sub-Advisory Agreement are not reduced as a result of receipt by either the Adviser or Symphony of research services.

Symphony places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Fund effects its securities transactions may be used by Symphony in servicing all of its accounts; not all of such services may be used by Symphony in connection with the Fund. Symphony believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, Symphony believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. Symphony seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by Symphony are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by the Fund, the amount of securities that may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the independent trustees.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Fund’s portfolio holdings. In accordance with this policy, the Fund may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.nuveen.com. A complete list of portfolio holdings information is generally made available on the Fund’s website on a quarterly basis within sixty days after the end of the quarter. This information will remain available on the website at least until the Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

Additionally, the Fund may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Fund’s website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Fund as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Fund may disclose on an ongoing basis non-public portfolio holdings information in the normal course of its investment and administrative operations to various service providers, including the Adviser and/or Sub-Adviser, independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including ISS, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Fund’s independent trustees (Chapman and Cutler LLP). Also, the Adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the Adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Adviser and/or Sub-Adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

Non-public portfolio holdings information may be provided to other persons if approved by the Fund’s Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Fund, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Fund and the Adviser and Sub-Adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund’s policy. Reports are made to the Fund’s Board of Trustees on an annual basis.

There is no assurance that the Fund’s policies on portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

The following parties currently receive non-public portfolio holdings information regarding one or more of the Nuveen Mutual Funds on an ongoing basis pursuant to the various arrangements described above:

ADP Investor Communications Services

Altrinsic Global Advisors, LLC

Barclays Capital, Inc.

Barra

Bloomberg

BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.

Broadridge Systems

Cantor Fitzgerald & Co.

Chapman and Cutler LLP

Commerz Markets LLC

Credit Agricole Securities (USA) Inc.

Credit Suisse Securities (USA), LLC

Deutsche Bank Securities, Inc.

Dresdner Kleinwort Securities, LLC

Ernst & Young LLP

FactSet Research Systems

Financial Graphic Services

First Clearing, LLC

Forbes

Glass, Lewis & Co.

Goldman Sachs & Co.

HSBC Securities (USA), Inc.

ING Financial Markets, LLC

The Investment Company Institute

ISS

Jefferies & Company, Inc.

J.P. Morgan Clearing Corp.

J.P. Morgan Securities, Inc.

Lazard Asset Management, Inc.

Lipper Inc.

Merrill Lynch, Pierce, Fenner & Smith

Moody’s

Morgan Stanley & Co., Inc.

Morningstar, Inc.

MS Securities Services, Inc.

Newedge USA, LLC

Nuveen Asset Management, LLC

Nuveen Fund Advisors, LLC

Pershing, LLC

PricewaterhouseCoopers LLP

Raymond James & Associates, Inc.

RBC Capital Markets Corporation

RBS Securities, Inc.

R.R. Donnelley & Sons Company

R.R. Donnelley Financial

Scotia Capital (USA), Inc.

SG Ameritas Securities, LLC

Societe Generale, New York Branch

Standard & Poor’s

State Street Bank & Trust Co.

Strategic Insight

TD Ameritrade Clearing, Inc.

ThomsonReuters LLC

UBS Securities, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bank N.A.

Value Line

Vestek Systems, Inc.

Vickers

Wells Fargo Securities, LLC

Wilshire Associates Incorporated

NET ASSET VALUE

The Fund’s net asset value is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

SHARES OF BENEFICIAL INTEREST

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 18 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares, Class R6 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B shares (available in only certain series and not available in the Fund) automatically convert into Class A shares. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

As of December 10, 2013, no one owned any shares of the Fund.

TAX MATTERS

Federal Income Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances, or if you are investing through a tax-deferred account, such as an IRA or 401(k) plan. In addition, this section does not describe your state, local or non-U.S. tax consequences. This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, Fund’s counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. Consequently, this summary may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax professional.

Fund Status

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes. If the Fund fails for any taxable year to qualify as a regulated investment company for federal income tax purposes, the Fund itself will generally be subject to federal income taxation (which will reduce the amount of Fund income available for distribution) and your tax consequences will be different from those described in this section (for example, all distributions to you will generally be taxed as ordinary income, even if those distributions are derived from capital gains realized by the Fund).

Qualification as a Regulated Investment Company

As a regulated investment company, the Fund generally will not be subject to federal income tax on the portion of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders, provided that it distributes at least 90% of its net investment company taxable income and 90% of its net tax-exempt interest income for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are generally described below. The Fund also intends to make such distributions as are necessary to avoid the otherwise applicable 4% non-deductible excise tax on certain undistributed earnings.

In addition to satisfying the Distribution Requirement, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (2) net income derived from an interest in a “qualified publicly traded partnership” (as such term is defined in the Code). The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash and cash items

(including receivables), United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (a) any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or (b) in the securities of one or more “qualified publicly traded partnerships” (as such term is defined in the Code). There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

Distributions

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the Fund’s distributions into three categories, ordinary income distributions, capital gains dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Under the “Health Care and Education Reconciliation Act of 2010,” income from the Fund may also be subject to a new 3.8 percent “Medicare tax” imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses

If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gains dividends might be attributable to the Fund’s interest in a master limited partnership which may be subject to a maximum marginal stated federal income tax rate of 28%, rather than the rates set forth above. In addition, capital gains received from assets held for more than one year that are considered “unrecaptured section 1250 gain” (which may be the case, for example, with some capital gains attributable to equity interests in real estate investment trusts that constitute interests in entities treated as real estate investment trusts for federal tax purposes) are taxed at a maximum stated rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividends, if any, is subject to the 28% tax rate or the 25% tax rate, will be made based on the rules prescribed by the United States Treasury. Capital gains may also be subject to the “Medicare tax” described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Taxation of Certain Ordinary Income Dividends

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Distributions with respect to shares in real estate investment trusts are qualifying dividends only in limited circumstances. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions

Under certain circumstances, as described in the Prospectus, you may receive an in-kind distribution of Fund securities when you redeem shares or when the Fund terminates. This distribution will be treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could, however, assert that a loss may not be currently deducted.

Exchanges

If you exchange shares of the Fund for shares of another Nuveen Mutual Fund, the exchange would generally be considered a sale for federal income tax purposes.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of the Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

Non-U.S. Tax Credit

If the Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Investments in Certain Non-U.S. Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2014, distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met. In addition, distributions in respect of shares after June 30, 2014 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

Capital Loss Carry-Forward

When the Fund has a capital loss carry-forward, it does not make capital gains distributions until the loss has been offset or expired.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this SAI.

PURCHASE AND REDEMPTION OF FUND SHARES

As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund’s classes of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii)  any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares are also subject to an annual service fee of 0.25%. See “Distribution and Service Plan.” Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund. The example assumes a purchase based on the initial net asset value for Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net asset value per share	$20.00
Per share sales charge—5.75% of public offering price (6.10% of net asset value per share)	1.22

Per share offering price to the public	$21.22

The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A shares of the Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify the Distributor or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of the Fund that you wish to qualify for a reduced sales charge.

Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A shares of the Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver to your financial advisor or other financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to the Distributor. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class C and Class I shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A shares of the Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, are less than the amount specified, you must pay the Distributor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by the Distributor or your financial advisor, the Distributor will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint the Distributor as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify the Distributor or the Fund’s transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse or domestic partner and your children under the age of 21 years, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Elimination of Sales Charge on Class A Shares. Class A shares of the Fund may be purchased at net asset value without a sales charge by the following categories of investors:

•	investors purchasing $1,000,000 or more;

•	current and former trustees/directors of the Nuveen Funds;

•

full-time and retired employees and directors of Nuveen Investments, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, or their immediate family members;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

You or your financial advisor must notify the Distributor or the Fund’s transfer agent whenever you make a purchase of Class A shares of the Fund that you wish to be covered under these special sales charge waivers.

Class A shares of the Fund may be issued at net asset value without a sales charge in connection with the acquisition by the Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Fund.

The reduced sales charge programs may be modified or discontinued by the Fund at any time. For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.

Class C Shares

You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. The Distributor compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1.00% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plan.”

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval.

Redemption of Class C shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 12 months of purchase. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon any redemption within 12 months of purchase (except in cases where a shareholder is eligible for a waiver).

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. The Distributor receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) redemptions in connection with a payment of account or plan fees; (v) redemptions in connection with the exercise of the Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of the Fund; (vi) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (vii) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (viii) redemptions of Class A or Class C shares if the proceeds are transferred to an account managed by the Adviser and the Adviser refunds the advanced service and distribution fees to the Distributor; (ix) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (x) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased. If the Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Fund will comply with the requirements of Rule 22d-1 under the 1940 Act.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).

Class I Shares

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

Class I shares also are available for purchase, with no minimum initial investment, by the following categories of investors:

•	employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	advisory accounts of Nuveen Fund Advisors and its affiliates, including other Nuveen Mutual Funds whose investment policies permit investments in other investment companies;

•	any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies;

•	any plan organized under section 529 under the Code (i.e., a 529 plan);

•

current and former trustees/directors of any Nuveen Fund, and their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members;

•

full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons; and

•	any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

Any shares purchased by investors falling within any of the last four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

Holders of Class I shares may purchase additional Class I shares using dividends and capital gains distributions on their shares.

If you are eligible to purchase either Class I shares or Class A shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.

Shareholder Programs

Exchange Privilege

You may exchange Fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same Fund. An exchange between classes of shares of the same Fund may not be considered a taxable event; please consult your own tax advisor for further information.

If you hold your shares directly with the Fund, you may exchange your shares by either sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787.

If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange between classes of shares of the same Fund and your original shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.

For federal income tax purposes, an exchange between different Nuveen Mutual Funds constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Signature Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The Fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be provided with at least 60 days’ notice of any material revision to or termination of the exchange privilege.

The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A or Class C shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

The Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Fund has reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities). The Fund voluntarily has committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the 90-day period.

Frequent Trading Policy

The Fund’s Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Fund recognizes the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip

A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in the Fund. Subject to certain exceptions noted below, the Fund limits an investor to two Round Trips per trailing 60-day period.

3. Enforcement

Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Fund and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Fund. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Fund’s Frequent Trading Policy. In addition, the Fund may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Fund believes that the policy is reasonably designed to prevent market timing that is detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s Policy. The Fund cannot ensure that these financial intermediaries will in all cases apply the Fund’s policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by the Adviser; and (x) redemptions in connection with the exercise of the Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the board has determined may have material adverse consequences to the shareholders of the Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments; or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

Distribution and Service Plan

The Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which Class C shares are subject to an annual distribution fee and Class A and Class C shares are subject to an annual service fee. The Fund may spend up to 0.25% per year of the average daily net assets of Class A shares as a service fee under the Plan. The Fund may spend up to 0.75% per year of the average daily net assets of Class C shares as a distribution fee and up to 0.25% per year of the average daily net assets of Class C shares as a service fee under the Plan. Class I shares are not subject to either distribution or service fees. Distribution and service fees collectively are referred to herein as “12b-1 fees.”

The distribution fee applicable to Class C shares under the Fund’s Plan compensates the Distributor for expenses incurred in connection with the distribution of Class C shares. These expenses include payments to financial intermediaries, including the Distributor, who are brokers of record with respect to the Class C shares, as well as, without limitation, expenses of printing and distributing Prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class C shares, certain other expenses associated with the distribution of Class C shares, and any other distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A and Class C shares under the Fund’s Plan is used to compensate financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Under the Fund’s Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the independent trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office. With the exception of the Distributor and its affiliates, no “interested person” of the Fund, as that term is defined in the 1940 Act, and no trustee of the Fund has a direct or indirect financial interest in the operation of the Plan or any related agreement.

General Matters

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

If you choose to invest in the Fund, an account will be opened and maintained for you by BFDS, the Fund’s shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Fund does not issue share certificates.

Distribution Arrangements

The Distributor sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances certain activities incident to the sale and distribution of the Fund’s shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers.

The Distributor receives for its services the excess, if any, of the sales price of the Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares. The Distributor also receives distribution fees pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plan.” The Distributor also receives any CDSCs imposed on redemptions of shares. The Distributor may also act as a Dealer.

To help financial advisors and investors better understand and more efficiently use the Fund to reach their investment goals, the Distributor may advertise and create specific investment programs and systems. For example, this may include information on how to use the Fund to accumulate assets for future education needs or periodic payments such as insurance premiums. The Distributor may produce software, electronic information sites or additional sales literature to promote the advantages of using the Fund to meet these and other specific investor needs. In addition, wholesale representatives of the Distributor may visit financial advisors on a regular basis to educate them about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. Nuveen wholesalers may receive additional compensation if they meet certain targets for sales of one or more Nuveen Mutual Funds.

Additional Payments to Financial Intermediaries and Other Payments

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectus and elsewhere in this SAI, the Adviser and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of the Nuveen Mutual Funds (such as brokers, dealers, banks, registered investment advisers, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Nuveen Mutual Funds to its customers. The Intermediary may elevate the prominence or profile of the Fund within the Intermediary’s organization by, for example, placing the Fund on a list of preferred or recommended funds and/or granting the Adviser and/or the Distributor preferential or enhanced opportunities to promote the Fund in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

The Adviser and/or the Distributor may also make other additional payments out of its own assets as described under “Other Payments” below.

Marketing Support Payments and Program Servicing Payments

The Adviser and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Nuveen Mutual Funds or that make Nuveen Mutual Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the Nuveen Mutual Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling representatives of the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Adviser and/or the Distributor compensate Intermediaries differently depending upon, among other factors, the number or value of Nuveen Mutual Funds shares that the Intermediary sells or may sell, the value of the assets invested in the Nuveen Mutual Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset-based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. In connection with the sale of a business by U.S. Bank N.A. to Great-West Life & Annuity Insurance Company (“Great-West”), the Adviser and/or the Distributor has a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

Other Payments

From time to time, the Adviser and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund, which may be in addition to marketing support and program servicing payments described above. For example, the Adviser and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing the Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

When not provided for in a marketing support or program servicing agreement, the Adviser and/or the Distributor may pay Intermediaries for enabling the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Adviser and/or the Distributor make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Adviser and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various Nuveen Mutual Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in Nuveen Mutual Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Adviser and/or the Distributor.

Representatives of the Distributor or its affiliates may receive additional compensation from the Adviser and/or the Distributor if certain targets are met for sales of one or more Nuveen Mutual Funds. Such compensation may vary by Fund and by Intermediary.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Adviser and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of November 22, 2013:

ADP Broker-Dealer, Inc.

Alliance Fund Distributors

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Ascensus (formerly BISYS Retirement Services, Inc.)

BB&T

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Cetera

Charles Schwab & Co., Inc.

Chase Investment Services

Citigroup Global Markets Inc.

Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network

CPI Qualified Plan Consultants, Inc.

Davenport & Co., LLC

Digital Retirement Solutions, Inc.

Dyatech, LLC

Edward Jones

ExpertPlan, Inc.

Fidelity Brokerage Services LLC/National Financial Services LLC

Fidelity Investments Institutional Operations Company, Inc. (FIIOC)/Fidelity Advisors Retirement

Financial Data Services, Inc.

First Clearing

First Mercantile Trust Company

Genesis Employee Benefits, Inc. DBA America’s VEBA Solution

Goldman Sachs

Great West Life and Annuity Insurance Co.

GWFS Equities, Inc.

Hartford Life Insurance Company

Hartford Securities Distribution Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Life Insurance and Annuity Company/ING Institutional Plan Services LLC/ING Financial Advisors, LLC (formerly CitiStreet LLC/CitiStreet Advisors LLC)

J.J.B. Hilliard, W.L. Lyons, Inc.

J.P. Morgan Retirement Plan Services, LLC

Janney Montgomery Scott LLC

LPL Financial Services

Lincoln Retirement Services Company LLC/AMG Service Corp.

Linsco/Private Ledger Corp.

Marshall & Ilsley Trust Company, N.A.

Massachusetts Mutual Life Insurance Company

Mercer HR Outsourcing LLC

Merrill Lynch, Pierce, Fenner & Smith Inc.

Mid Atlantic Capital Corporation

Morgan Keegan

Morgan Stanley & Co., Incorporated/Morgan Stanley Smith Barney LLC

MSCS Financial Services, LLC

National Financial Services, LLC

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

NFP Securities, Inc.

Northwestern Mutual

NYLife Distributors LLC

Oppenheimer & Co.

Pershing LLC

Princeton Retirement Group/GPC Securities, Inc.

Principal Life Insurance Company

Prudential Insurance Company of America (The)

Prudential Investment Management Services, LLC/Prudential Investments LLC

Raymond James & Associates/Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Reliance Trust Company

Retirement Plan Company, LLC (The)

Robert W. Baird & Co., Inc.

SI Financial Advisors

Savings Institute and Bank

Smith Barney

Southwest Securities, Inc.

Stifel, Nicolaus & Co., Inc.

T. Rowe Price Investment Services, Inc./T. Rowe Price Retirement Plan Services, Inc.

TD Ameritrade, Inc.

TD Ameritrade Trust Company (formerly Fiserv Trust Company/International Clearing Trust Company)

TIAA-CREF Individual & Institutional Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank N.A.

UBS Financial Services, Inc.

Unified Trust Company, N.A.

VALIC Retirement Services Company (formerly AIG Retirement Services Company)

Vanguard Group, Inc.

Wedbush Morgan Securities

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wilmington Trust Company

Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)

Any additions, modifications or deletions to the list of Intermediaries identified above that have occurred since November 22, 2013 are not reflected in the list.

FINANCIAL STATEMENTS

The audited financial statements for the Fund’s first fiscal period ending June 30, 2014 will appear in the Fund’s Annual Report, which will be available without charge by calling (800) 257-8787.

MAI-SDYEQ-1213P

December 10, 2013

Nuveen Symphony Small Cap Core Fund

Ticker Symbols: Class A—NSSAX, Class C—NSSCX, Class I—NSSIX

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the Prospectus dated December 10, 2013 for Nuveen Symphony Small Cap Core Fund (the “Fund”), a series of Nuveen Investment Trust II. A Prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Securities, LLC (the “Distributor”), or from the Fund, by written request to Nuveen Symphony Small Cap Core Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.

GENERAL INFORMATION

The Fund is a diversified series of Nuveen Investment Trust II (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on June 27, 1997. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Currently, 18 series of the Trust are authorized and outstanding. The Fund’s investment adviser is Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors” or the “Adviser”). The Fund’s sub-adviser is Symphony Asset Management LLC (“Symphony” or the “Sub-Adviser”).

Certain matters under the Investment Company Act of 1940, as amended (the “1940 Act”), which must be submitted to a vote of the holders of the outstanding voting securities of a series, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

INVESTMENT RESTRICTIONS

The investment objective and certain investment policies of the Fund are described in the Prospectus for the Fund. The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund’s outstanding voting shares:

(1) Concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act.

(2) Borrow money, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3) Issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(4) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(5) Make loans, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(6) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, other commodity-related derivative instruments, and investment companies that provide exposure to commodities.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prevent the Fund from purchasing or selling securities or other instruments backed by real estate or interests therein or of issuers engaged in real estate activities.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

With respect to the limitation in number (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The Securities and Exchange Commission staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change. The limitation in number (1) will be interpreted to refer to concentration as that term may be interpreted from time to time. The limitation also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. This limitation also does not place a limit on investment in issuers domiciled in a single jurisdiction or country.

S-3

For purposes of applying the limitation set forth in number (1) above, to the extent that the income from a municipal bond is derived from a specific project, the securities will be deemed to be from the industry of that project and subject to the concentration limitation.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

Except with respect to the limitation in number (2) above, the foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For purposes of applying the limitations set forth in numbers (2) and (3) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of applying the limitation set forth in number (5) above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, if the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

With respect to the limitation in number (8) above, the Fund is currently classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) repurchase agreements fully collateralized by U.S. government securities, or (iii) securities issued by other investment companies) if, with respect to 75% of its total assets, (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of total assets, the Fund can invest more than 5% of its assets in one issuer.

The foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

(1) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

(2) Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. See “Investment Policies and Techniques—Derivatives—Limitations on the Use of Futures.”

(3) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

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For purposes of number (1) above, “illiquid securities” will have the same meaning as it does under the 1940 Act.

The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies. As a result, the Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of the Fund’s Name Policy. For purpose of the Name Policy, the Fund considers the term “investments” to include both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives and synthetic instruments with economic characteristics similar to the underlying asset).

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Fund’s investment objective, principal investment strategies, policies and techniques that appears in the Prospectus for the Fund. Additional information concerning principal investment strategies of the Fund, and other investment strategies that may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing the Fund’s investment objective. Additional information concerning the Fund’s investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation on investments by the Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing.

References in this section to the Adviser also apply, to the extent applicable, to the Sub-Adviser of the Fund.

Asset Coverage Requirements

To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, short sales, options, futures contracts and options on futures contracts, forward currency contracts, swaps, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

In the case of futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Cash Equivalents and Short-Term Investments

The Fund may hold assets in cash or cash equivalents, money market funds and short-term taxable fixed income securities in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. For temporary defensive purposes or during periods of

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high cash inflows or outflows, the Fund may invest up to 100% of its net assets in such holdings. During such periods, the Fund may not be able to achieve its investment objective. The Fund may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of A- or higher by Standard & Poor’s, A3 or higher by Moody’s or A- or higher by Fitch. Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to

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the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-2 or higher by S&P, Prime-2 or higher by Moody’s or F2 or higher by Fitch, or unrated commercial paper which is, in the opinion of the portfolio managers, of comparable quality.

Derivatives

Subject to the limitations set forth below under “Limitations on the Use of Futures,“ the Fund may use derivative instruments as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that the Fund may use include futures contracts, which are described in more detail below.

The Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on the Fund’s performance.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative. As discussed above under “—Asset Coverage Requirements,” in order to engage in certain transactions in derivatives, the Fund may be required to segregate permissible liquid assets, or engage in other permitted measures.

Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.

The particular derivative instruments the Fund can use are described below. The Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Futures

The Fund may engage in futures transactions. The Fund may buy and sell futures contracts that relate to stock indices and individual stocks. The Fund may only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security or index (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the futures broker, known as a futures commission merchant (“FCM”), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, the Fund may elect to close the

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position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See “—Asset Coverage Requirements” above.

Limitations on the Use of Futures. The Fund will limit its direct investments in futures to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to the Fund under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Fund will limit its trading activity in futures (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

•

Aggregate initial margin and premiums required to establish its futures positions do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

•	Aggregate net notional value of its futures positions does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

With respect to the Fund, the Adviser has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which the Fund may invest in futures. See “Tax Matters—Qualification as a Regulated Investment Company.”

Risks Associated with Futures. There are risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.

If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.

Successful use of futures by the Fund also is subject to the Sub-Adviser’s ability to predict correctly movements in the direction of the relevant market. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example,

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futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Equity Securities

Under normal market conditions, the Fund primarily invests in equity securities, which include common stocks, preferred securities, warrants to purchase common stock or preferred stocks, convertible securities, interests in real estate investment trusts, common units of master limited partnerships, and other securities with equity characteristics.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred securities, dividends on common stocks are not fixed but are declared at the discretion of a company’s board.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Preferred Securities

Preferred securities are also units of ownership in a company. Preferred securities normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred securities are subordinated to the liabilities of the issuer. Unlike common stocks, preferred securities are generally not entitled to vote on corporate matters. Types of preferred securities include adjustable-rate preferred securities, fixed dividend preferred securities, perpetual preferred securities and sinking fund preferred securities. Generally, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Because preferred securities are generally junior to most other forms of debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

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Warrants

The Fund may invest in warrants if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Convertible Securities

Equity securities in which the Fund may invest include convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or a preferred security in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

The Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, the Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. The Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. The credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

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Real Estate Investment Trusts

Equity securities in which the Fund may invest include interests in real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income. REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.

The Fund’s investment in the real estate industry subjects the Fund to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

The Fund is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships

Equity securities in which the Fund may invest include master limited partnerships (“MLPs”). An MLP is an entity, most commonly a limited partnership, that is taxed as a partnership, publicly traded and listed on a national securities exchange. Holders of common units of MLPs typically have limited control and limited voting rights as compared to holders of a corporation’s common shares. Preferred units issued by MLPs are not typically listed or traded on an exchange. Holders of preferred units can be entitled to a wide range of voting and other rights. Debt securities of MLPs are similar to debt securities of other companies. Such securities may be rated or unrated, may be above or below investment-grade quality, and may carry fixed or floating interest rates. MLPs are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as petroleum and natural gas extraction and transportation, although some other enterprises may also qualify as MLPs.

Over-the-Counter Market

The Fund may invest in over-the-counter securities. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter security is less than the volume of trading in a listed security. This means that the depth of market liquidity of some securities in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a security, it might have to offer the securities at a discount from recent prices, or sell the securities in small lots over an extended period of time.

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Initial Public Offerings (“IPO”)

The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Non-U.S. Securities

The Fund may invest in a variety of equity securities issued by non-U.S. companies. Investments in securities of non-U.S. companies involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Fund may invest directly in non-U.S. securities that are denominated in non-U.S. currencies or in dollar-denominated securities of non-U.S. companies. The Fund may also invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing indirect ownership interests in the securities of non-U.S. companies, including New York Shares. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies’ stock, the Fund avoids currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

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Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if the Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

In considering whether to invest in the securities of a non-U.S. company, the portfolio managers consider such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the United States and those within other countries. The portfolio managers also consider factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the United States may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the United States, (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

Emerging Markets Risk

The Fund may invest in securities issued by companies located in emerging markets. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency Risk

By investing in non-U.S. securities, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, the Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, the Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon

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such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of non-U.S. currencies to U.S. dollars on a daily basis. The Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies. The Fund may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. The Fund conducts its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts. The Fund may also be subject to currency risk through investments in ADRs and other non-U.S. securities denominated in U.S. dollars.

Other Investment Policies and Techniques

When-Issued or Delayed-Delivery Transactions

The Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

The Fund will designate on its books or maintain in a segregated account cash and liquid securities equal in value to commitments for when-issued securities. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

Illiquid Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws) and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Adviser the day-to-day determination of the illiquidity of any portfolio security, although it has retained oversight over and ultimate responsibility for such determinations. The Adviser works with and to a large extent relies on the expertise and advice of the Sub-Adviser in making these liquidity determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as

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amended. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Investment Companies

The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) regulated under the 1940 Act (“1940 Act ETFs”). Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. Many 1940 Act ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Fund may rely on these exemptive orders in investing in 1940 Act ETFs. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

ETFs in which the Fund may invest are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

If the Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

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MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Fund by the Adviser under the Investment Management Agreement, is the responsibility of the Board of Trustees. The number of trustees of the Trust is ten, none of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, the Adviser or its affiliates. The names, business addresses and years of birth of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are directors or trustees, as the case may be, of 105 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 103 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Independent Trustees:

Robert P. Bremner 333 West Wacker Drive Chicago, IL 60606 1940	Trustee	Term—Indefinite* Length of Service— Since 2003	Private Investor and Management Consultant; Treasurer and Director, Humanities Council of Washington, D.C.; Board Member, Independent Directors Council affiliated with the Investment Company Institute.	208	None

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite* Length of Service— Since 1999	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director, Source Media Group; Life Trustee of Coe College and the Iowa College Foundation; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm; formerly, Member and President Pro Tem of the Board of Regents for the State of Iowa University System.	208	Director and Chairman, United Fire Group, a publicly held company; formerly, Director, Alliant Energy.

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite* Length of Service— Since 2004	Dean Emeritus (since June 30, 2012), formerly, Dean (2006-2012), Tippie College of Business, University of Iowa; Director (since 2005) and President (since July 2012), Beta Gamma Sigma, Inc., The International Honor Society; Director of Wellmark, Inc. (since 2009); formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	208	Director (since 2004) of Xerox Corporation.

David J. Kundert 333 West Wacker Drive Chicago, IL 60606 1942	Trustee	Term—Indefinite* Length of Service— Since 2005	Formerly, Director, Northwestern Mutual Wealth Management Company (2006-2013); retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Regent Emeritus, Member of Investment Committee, Luther College; Member of the Wisconsin Bar Association; Member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Board of Directors and Chair of Investment Committee, Greater Milwaukee Foundation; Member of the Board of Directors (Milwaukee), College Possible.	208	None

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

John K. Nelson 333 West Wacker Drive Chicago, IL 60606 1962	Trustee	Term—Indefinite* Length of Service— Since 2013	Senior external advisor to the financial services practice of Deloitte Consulting LLP (since 2012); Member of Board of Directors of Core12 LLC (since 2008), a private firm which develops branding, marketing and communications strategies for clients; Chairman of the Board of Trustees of Marian University (since 2010 as trustee, 2011 as Chairman); Director of The Curran Center for Catholic American Studies (since 2009) and The President’s Council, Fordham University (since 2010); formerly, Chief Executive Officer of ABN AMRO N.V. North America, and Global Head of its Financial Markets Division (2007-2008); prior senior positions held at ABN AMRO include Corporate Executive Vice President and Head of Global Markets—the Americas (2006-2007), CEO of Wholesale Banking—North America and Global Head of Foreign Exchange and Futures Markets (2001-2006), and Regional Commercial Treasurer and Senior Vice President Trading—North America (1996-2001); formerly, Trustee at St. Edmund Preparatory School in
			New York City.	208	None

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

William J. Schneider 333 West Wacker Drive Chicago, IL 60606 1944	Chairman of the Board and Trustee	Term—Indefinite* Length of Service— Since 2003	Chairman of Miller-Valentine Partners Ltd., a real estate investment company; Board Member of Mid-America Health System, of Tech Town, Inc., a not-for-profit community development company, and of WDPR Public Radio station; formerly, Senior Partner and Chief Operating Officer (retired, 2004) of Miller-Valentine Group; formerly, Director, Dayton Development Coalition; formerly, Board Member, Business Advisory Council, Cleveland Federal Reserve Bank and University of Dayton Business School Advisory Council.	208	None

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite* Length of Service— Since 2003	Formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation; prior thereto, Executive Director, Great Lakes Protection Fund (1990-1994).	208	None

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite* Length of Service— Since 2007	Director, Chicago Board Options Exchange, Inc. (since 2006); Director, C2 Options Exchange, Incorporated (since 2009); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010); formerly, Chair, New York Racing Association Oversight Board (2005-2007).	208	Director, CBOE Holdings, Inc. (since 2010).

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Virginia L. Stringer 333 West Wacker Drive Chicago, IL 60606 1944	Trustee	Term—Indefinite* Length of Service— Since 2011	Board Member, Mutual Fund Directors Forum; former Member, Governing Board, Investment Company Institute’s Independent Directors Council; Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; previously, held several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company.	208	Previously, Independent Director (1987-2010) and Chair (1997-2010), First American Fund Complex.

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 1959	Trustee	Term—Indefinite* Length of Service— Since 2008	Managing Partner, Promus Capital (since 2008); Director, Fulcrum IT Service LLC (since 2010), Quality Control Corporation (since 2012) and LogicMark LLC (since 2012); formerly, Director, Legal & General Investment Management America, Inc. (2008-2013); formerly, CEO and President, Northern Trust Global Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member, Chicago Fellowship Board (since 2005), Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (since 2012) and a member of its investment committee; formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	208	None

*	Each trustee serves an indefinite term until his or her successor is elected.

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:
Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 1956	Chief Administrative Officer	Term—Until August 2014 Length of Service—Since 1997	Managing Director (since 2002) and Assistant Secretary of Nuveen Securities, LLC; Managing Director (since 2002), Assistant Secretary (since 1997) and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2011); Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Santa Barbara Asset Management, LLC (since 2006) and Winslow Capital Management, LLC (since 2010); Vice President and Assistant Secretary (since 2013), formerly, Chief Administrative Officer and Chief Compliance Officer (2006-2013) of Nuveen Commodities Asset Management, LLC; Chartered Financial Analyst.	208
Margo L. Cook 333 West Wacker Drive Chicago, IL 60606 1964	Vice President	Term—Until August 2014 Length of Service—Since 2009	Executive Vice President (since 2008) of Nuveen Investments, Inc., Nuveen Fund Advisors, LLC (since 2011) and Nuveen Securities, LLC (since 2013); Managing Director—Investment Services of Nuveen Commodities Asset Management, LLC (since August 2011); previously, Head of Institutional Asset Management (2007-2008) of Bear Stearns Asset Management; Head of Institutional Asset Management (1986-2007) of Bank of NY Mellon; Chartered Financial Analyst.	208
Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 1945	Vice President	Term—Until August 2014 Length of Service—Since 1998	Managing Director of Nuveen Investments Holdings, Inc.	208
Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 1954	Vice President and Controller	Term—Until August 2014 Length of Service—Since 1998	Senior Vice President (since 2013), formerly, Vice President of Nuveen Fund Advisors, LLC; Chief Financial Officer (since 2010) of Nuveen Commodities Asset Management, LLC; Senior Vice President (2010-2011), formerly, Vice President (2005-2010) and Funds Controller of Nuveen Securities, LLC; Certified Public Accountant.	208

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Scott S. Grace 333 West Wacker Drive Chicago, IL 60606 1970	Vice President and Treasurer	Term—Until August 2014 Length of Service—Since 2009	Managing Director and Treasurer (since 2009) of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Fund Advisors, LLC, Nuveen Securities, LLC and (since 2011) Nuveen Asset Management, LLC; Vice President and Treasurer of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Vice President of Santa Barbara Asset Management, LLC; formerly, Treasurer (2006-2009), Senior Vice President (2008-2009), previously, Vice President (2006-2008) of Janus Capital Group, Inc.; formerly, Senior Associate in Morgan Stanley’s Global Financial Services Group (2000-2003); Chartered Accountant.	208
Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 1970	Vice President and Chief Compliance Officer	Term—Until August 2014 Length of Service—Since 2003	Senior Vice President (since 2008) of Nuveen Investments Holdings, Inc.	208
Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 1961	Vice President	Term—Until August 2014 Length of Service—Since 2002	Senior Vice President of Nuveen Investments Holdings, Inc.	208
Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 1966	Vice President and Secretary	Term—Until August 2014 Length of Service—Since 2007	Managing Director and Assistant Secretary (since 2008) of Nuveen Securities, LLC and Nuveen Investments, Inc.; Managing Director (since 2008), Assistant Secretary (since 2007) and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel (since 2011) of Nuveen Asset Management, LLC; Managing Director (since 2008) and Assistant Secretary of Nuveen Investments Holdings, Inc. and Nuveen Investments Advisers Inc.; Vice President (since 2007) and Assistant Secretary of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC (since 2010); Vice President (since 2010) and Assistant Secretary of Nuveen Commodities Asset Management, LLC.	208

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Name, Business Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402 1953	Vice President and Assistant Secretary	Term—Until August 2014 Length of Service—Since 2011	Managing Director and Assistant Secretary of Nuveen Securities, LLC (since 2011); Managing Director, Assistant Secretary and Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Managing Director, Assistant Secretary and Associate General Counsel (since 2011) of Nuveen Asset Management, LLC; formerly, Deputy General Counsel, FAF Advisors, Inc. (2004-2010).	208
Joel T. Slager 333 West Wacker Drive Chicago, IL 60606 1978	Vice President and Assistant Secretary	Term—Until August 2014 Length of Service—Since August 2013	Fund Tax Director for Nuveen Funds (since May, 2013); previously, Vice President of Morgan Stanley Investment Management, Inc., Assistant Treasurer of the Morgan Stanley Funds (from 2010 to 2013); Tax Director at PricewaterhouseCoopers LLP (from 2008 to 2010).	208
Jeffery M. Wilson 333 West Wacker Drive Chicago, IL 60606 1956	Vice President	Term—Until August 2014 Length of Service—Since 2011	Senior Vice President of Nuveen Securities, LLC (since 2011); formerly, Senior Vice President of FAF Advisors, Inc. (2000-2010).	208

Board Leadership Structure and Risk Oversight

The Board of Directors or the Board of Trustees (as the case may be, each is referred to hereafter as the “Board” or “Board of Trustees” and the directors or trustees of the Nuveen Funds, as applicable, are each referred to herein as “trustees”) oversees the operations and management of the Nuveen Funds, including the duties performed for the Nuveen Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of directors who serve on the board of the funds in the Nuveen Fund complex. All of the independent trustees/directors serve on the Board of every fund in the Nuveen Fund complex; however, certain interested trustees serve only on the Boards of certain funds within the Nuveen Fund complex. In adopting a unitary board structure, the trustees seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the trustees consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent trustees. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the directors across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the investment adviser and other service providers.

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In an effort to enhance the independence of the Board, the Board also has a Chairman that is an independent trustee. The Board recognizes that a chairman can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chairman may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the trustees have elected William J. Schneider to serve as the independent Chairman of the Board. Specific responsibilities of the Chairman include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the trustees are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit trustees to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of trustees among the different committees allows the trustees to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established six standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended September 30, 2013, the Executive Committee did not meet.

The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence; and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by the Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.

To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the trustees, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Robert P. Bremner, David J. Kundert, Chair, William J. Schneider,

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Carole E. Stone and Terence J. Toth, each of whom is an independent trustee of the Nuveen Funds. During the fiscal year ended September 30, 2013, the Audit Committee met four times.

The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.

In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of trustees; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to trustee compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, Inc. (“Nuveen Investments”), 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview any and all candidates and to make the final selection of any new trustees. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence site visits to sub-advisers and service providers) and, if qualifying as an independent trustee candidate, independence from the Adviser, the Sub-Adviser, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent trustees at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent trustees of the Nuveen Funds. Accordingly, the members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, John K. Nelson, William J. Schneider, Judith M. Stockdale, Carole E. Stone, Virginia L. Stringer and Terence J. Toth. During the fiscal year ended September 30, 2013, the Nominating and Governance Committee met six times.

The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Jack B. Evans, Chair, Judith M. Stockdale and Terence J. Toth. During the fiscal year ended September 30, 2013, the Dividend Committee met four times.

The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other

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committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.

In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services group regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board. The members of the Compliance Committee are Jack B. Evans, William C. Hunter, John K. Nelson, William J. Schneider, Judith M. Stockdale, Chair, and Virginia L. Stringer. During the fiscal year ended September 30, 2013, the Compliance Committee met five times.

The Open-End Funds Committee is responsible for assisting the Board in the oversight and monitoring of the Nuveen Funds that are registered as open-end management investment companies (“Open-End Funds”). The committee may review and evaluate matters related to the formation and the initial presentation to the Board of any new Open-End Fund and may review and evaluate any matters relating to any existing Open-End Fund. The committee operates under a written charter adopted and approved by the Board. The members of the Open-End Funds Committee are David J. Kundert, William J. Schneider, Judith M. Stockdale, Virginia L. Stringer and Terence J. Toth, Chair. During the fiscal year ended September  30, 2013, the Open-End Funds Committee met four times.

Board Diversification and Trustee Qualifications

In determining that a particular trustee was qualified to serve on the Board, the Board has considered each trustee’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each trustee satisfies this standard. An effective trustee may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each trustee should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as

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having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Robert P. Bremner

Mr. Bremner is a private investor and management consultant in Washington, D.C. His biography of William McChesney Martin, Jr., a former chairman of the Federal Reserve Board, was published by Yale University Press in November 2004. From 1994 to 1997, he was a Senior Vice President at Samuels International Associates, an international consulting firm specializing in governmental policies, where he served in a part-time capacity. Previously, Mr. Bremner was a partner in the LBK Investors Partnership and was chairman and majority stockholder with ITC Investors Inc., both private investment firms. He currently serves on the Board and as Treasurer of the Humanities Council of Washington D.C. and is a Board Member of the Independent Directors Council affiliated with the Investment Company Institute. From 1984 to 1996, Mr. Bremner was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. He began his career at the World Bank in Washington D.C. He graduated with a Bachelor of Science degree from Yale University and received his MBA from Harvard University.

Jack B. Evans

President of the Hall-Perrine Foundation, a private philanthropic corporation, since 1996, Mr. Evans was formerly President and Chief Operating Officer of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. Formerly, he was a member of the Board of the Federal Reserve Bank of Chicago, a Director of Alliant Energy and Member and President Pro Tem of the Board of Regents for the State of Iowa University System. Mr. Evans is Chairman of the Board of United Fire Group, sits on the Board of Source Media Group and is a Life Trustee of Coe College. He has a Bachelor of Arts degree from Coe College and an MBA from the University of Iowa.

William C. Hunter

Mr. Hunter became Dean Emeritus of the Henry B. Tippie College of Business at the University of Iowa on June 30, 2012. He was appointed Dean of the Henry B. Tippie College of Business at the University of Iowa on July 1, 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business since June 2003. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. While there he served as the Bank’s Chief Economist and was an Associate Economist on the Federal Reserve System’s Federal Open Market Committee (FOMC). In addition to serving as a Vice President in charge of financial markets and basic research at the Federal Reserve Bank in Atlanta, he held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. A past Director of the Credit Research Center at Georgetown University, SS&C Technologies, Inc. (2005) and past President of the Financial Management Association International, he has consulted with numerous foreign central banks and official agencies in Western Europe, Central and Eastern Europe, Asia, Central America and South America. From 1990 to 1995, he was a U.S. Treasury Advisor to Central and Eastern Europe. He has been a Director of the Xerox Corporation since 2004 and Wellmark, Inc. since 2009. He is a Director and President of Beta Gamma Sigma, Inc., The International Business Honor Society.

David J. Kundert

Mr. Kundert retired in 2004 as Chairman of JPMorgan Fleming Asset Management, and as President and CEO of Banc One Investment Advisors Corporation, and as President of One Group Mutual Funds. Prior to the merger between Bank One Corporation and JPMorgan Chase and Co., he was Executive Vice President, Bank One Corporation and, since 1995, the Chairman and CEO, Banc One Investment Management Group. From 1988 to 1992, he was President and CEO of Bank One Wisconsin Trust Company. Mr. Kundert recently retired as a Director of the Northwestern Mutual Wealth Management Company (2006-2013). He started his career as an attorney for Northwestern Mutual Life Insurance Company. Mr. Kundert has served on the Board of Governors of the Investment Company Institute and he is currently a member of the Wisconsin Bar Association. He is on the Board of the Greater Milwaukee Foundation and chairs its Investment Committee. He is a Regent Emeritus and a Member of the Investment Committee of Luther College. He is also a Member of the Board of Directors (Milwaukee), College Possible. He received his Bachelor of Arts degree from Luther College, and his Juris Doctor from Valparaiso University.

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John K. Nelson

Mr. Nelson is currently a senior external advisor to the financial services practice of Deloitte Consulting LLP. He currently serves as the Chairman of The Board of Trustees of Marian University, and is on the Board of Directors of Core12 LLC, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008. From 2007 to 2008, Mr. Nelson was Chief Executive Officer of ABN AMRO N.V. North America, and Global Head of its Financial Markets Division. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States, and during his tenure with ABN AMRO, served as the bank’s representative on various committees of the Bank of Canada, European Central Bank, and the Bank of England. At Fordham University, he currently serves as a director of The Curran Center for Catholic American Studies, and The President’s Council. He is also a member of The Economic Club of Chicago and The Hyde Park Angels, and was formerly a Trustee at St. Edmund Preparatory School in New York City. Mr. Nelson graduated and received his MBA from Fordham University.

William J. Schneider

Mr. Schneider, the Nuveen Funds’ Independent Chairman, is currently Chairman, formerly Senior Partner and Chief Operating Officer (retired, December 2004) of Miller-Valentine Partners, a real estate investment company. He is an owner in several other Miller-Valentine Group entities. He is currently a member of the boards of WDPR Public radio station, of Mid-America Health System and of Tech Town, Inc., a not-for-profit Dayton community development corporation. He was formerly a Director and Past Chair of the Dayton Development Coalition. He was formerly a member of the Community Advisory Board of the National City Bank in Dayton as well as a former member of the Business Advisory Council of the Cleveland Federal Reserve Bank. Mr. Schneider was also a member of the Business Advisory Council for the University of Dayton College of Business. He also served as Chair of the Miami Valley Hospital and as Chair of the Finance Committee of its parent holding company. Mr. Schneider was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. Mr. Schneider has a Bachelor of Science in Community Planning from the University of Cincinnati and a Masters of Public Administration from the University of Dayton.

Judith M. Stockdale

Ms. Stockdale retired in 2012 as Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Low country of South Carolina. Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Boards of the Land Trust Alliance, the National Zoological Park, the Governor’s Science Advisory Council (Illinois), the Nancy Ryerson Ranney Leadership Grants Program, Friends of Ryerson Woods and the Donors Forum. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.

Carole E. Stone

Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. Ms. Stone is currently on the Board of Directors of the Chicago Board Options Exchange, CBOE Holdings, Inc. and C2 Options Exchange, Incorporated. She has also served as the Chair of the New York Racing Association Oversight Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts from Skidmore College in Business Administration.

Virginia L. Stringer

Ms. Stringer served as the independent chair of the Board of the First American Fund Complex from 1997 to 2010, having joined such Board in 1987. Ms. Stringer serves on the board of the Mutual Fund Directors Forum. She is a recipient of the Outstanding Corporate Director award from Twin

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Cities Business Monthly and the Minnesota Chapter of the National Association of Corporate Directors. Ms. Stringer is the past board chair of the Oak Leaf Trust, director emeritus and former Chair of the Saint Paul Riverfront Corporation and also served as President of the Minneapolis Club’s Governing Board. She is a director and former board chair of the Minnesota Opera and a Life Trustee and former board member of the Voyageur Outward Bound School. She also served as a trustee of Outward Bound USA. She was appointed by the Governor of Minnesota to the Board on Judicial Standards and also served on a Minnesota Supreme Court Judicial Advisory Committee to reform the state’s judicial disciplinary process. She is a member of the International Women’s Forum and attended the London Business School as an International Business Fellow. Ms. Stringer also served as board chair of the Human Resource Planning Society, the Minnesota Women’s Campaign Fund and the Minnesota Women’s Economic Roundtable. Ms. Stringer is the retired founder of Strategic Management Resources, a consulting practice focused on corporate governance, strategy and leadership. She has twenty five years of corporate experience having held executive positions in general management, marketing and human resources with IBM and the Pillsbury Company.

Terence J. Toth

Mr. Toth is a Managing Partner, Promus Capital (since 2008). From 2008 to 2013, he was a Director, Legal & General Investment Management America, Inc. From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves on the Board of Chicago Fellowship, Fulcrum IT Service LLC (since 2010), Quality Control Corporation (since 2012) and LogicMark LLC (since 2012), and is Chairman of the Board of Catalyst Schools of Chicago. He is on the Mather Foundation Board (since 2012) and is a member of its investment committee. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his MBA from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.

Board Compensation

The following table shows, for each independent trustee, (1) the estimated aggregate compensation to be paid by the Fund for the fiscal period ended September 30, 2014, (2) the estimated amount of total compensation paid by the Fund that will be deferred, and (3) the total compensation paid to each trustee by the Nuveen Funds during the fiscal year ended September 30, 2013.

Name of Trustee	Estimated Aggregate Compensation From Fund[1]	Estimated Amount of Total Compensation that Will Be Deferred[2]	Total Compensation From Nuveen Funds Paid to Trustee[3]
Robert P. Bremner	$2	$—	$351,969
Jack B. Evans	2	—	285,111
William C. Hunter	2	—	249,850
David J. Kundert	2	—	297,479
John K. Nelson[4]	2	—	17,667
William J. Schneider	3	—	317,542
Judith M. Stockdale	2	—	284,771
Carole E. Stone	2	—	278,761
Virginia L.Stringer	2	—	257,350
Terence J. Toth	2	—	301,587

[1]	The estimated aggregate compensation to be paid, including deferred amounts, to the independent trustees for the fiscal period ended September 30, 2014 for services to the Fund.

[2]

Pursuant to a deferred compensation agreement with the Fund, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Fund.

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[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one-year period ended September 30, 2013 for services to the Nuveen Funds.

[4]	Mr. Nelson was appointed to the Board of Trustees of the Nuveen Funds effective September 1, 2013.

Effective January 1, 2012, independent trustees received a $130,000 annual retainer, which was increased to $140,000 as of January 1, 2013, plus they receive (a) a fee of $4,500 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee and the Open-End Funds Committee receive $12,500 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2014, independent trustees will receive a $150,000 annual retainer, plus they will receive (a) a fee of $5,000 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person

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attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee and the Open-End Funds Committee receive $12,500 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund.

The Trust does not have a retirement or pension plan. The Trust has a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.

The Fund has no employees. The officers of the Trust serve without any compensation from the Fund.

Share Ownership

The information in the table below discloses the dollar ranges of (i) each trustee’s beneficial ownership in the Fund, and (ii) each trustee’s aggregate beneficial ownership in all funds within the Nuveen Funds complex, including in each case the value of fund shares elected by the trustee in the trustees’ deferred compensation plan, based on the value of fund shares as of December 31, 2012:

	Trustees
	Bremner		Evans		Hunter		Kundert		Nelson[1]	Schneider		Stockdale		Stone		Stringer		Toth
Aggregate
Holdings— Fund Complex	$	Over 100,000	$	Over 100,000	$	Over 100,000	$	Over 100,000	$0	$	Over 100,000	$	Over 100,000	$	Over 100,000	$	Over 100,000	$	Over 100,000
Nuveen Symphony Small Cap Core Fund		$0		$0		$0		$0	$0		$0		$0		$0		$0		$0

[1]	Mr. Nelson was appointed to the Board of Trustees of the Nuveen Funds effective September 1, 2013.

As of December 10, 2013, the officers and trustees of the Fund, in the aggregate, owned no shares of the Fund.

As of December 10, 2013, none of the independent trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of

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the Fund or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Sales Loads

Trustees of the Fund and certain other Fund affiliates may purchase the Fund’s Class I shares. See the Fund’s Prospectus for details.

SERVICE PROVIDERS

Investment Adviser

Nuveen Fund Advisors, located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as the investment adviser of the Fund, with responsibility for the overall management of the Fund. The Adviser is also responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund. The Adviser has selected its affiliate, Symphony, located at 555 California Street, Suite 2975, San Francisco, California 94104, to serve as sub-adviser to manage the investment portfolio of the Fund. For additional information regarding the management services performed by the Adviser and the Sub-Adviser, see “Who Manages the Fund” in the Prospectus.

The Adviser is an affiliate of the Distributor, which is located at 333 West Wacker Drive, Chicago, Illinois 60606. The Distributor is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. The Adviser and the Distributor are subsidiaries of Nuveen Investments.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois.

For the management services and facilities furnished by the Adviser, the Fund has agreed to pay an annual management fee at a rate set forth in the Prospectus under “Who Manages the Fund.” In addition, the Adviser has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Fund. The Prospectus includes current fee waivers and expense reimbursements for the Fund.

The Fund’s management fee is divided into two components—a complex-level fee based on the aggregate amount of all eligible Nuveen Fund assets and a specific fund-level fee based only on the amount of assets within the Fund. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in the Fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

The Fund has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of the Fund as set forth in the Prospectus.

The annual complex-level management fee for the Fund, payable monthly, which is additive to the fund-level fee, is based on the aggregate amount of total eligible assets managed for all Nuveen Funds as stated in the table below:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996%
$57 billion	0.1989%
$60 billion	0.1961%
$63 billion	0.1931%
$66 billion	0.1900%
$71 billion	0.1851%
$76 billion	0.1806%
$80 billion	0.1773%
$91 billion	0.1691%

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Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$125 billion	0.1599%
$200 billion	0.1505%
$250 billion	0.1469%
$300 billion	0.1445%

*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Except as described below, eligible assets include the net assets of all Nuveen-branded closed-end and open-end registered investment companies organized in the United States. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen Fund complex in connection with Nuveen Fund Advisors’ assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2013, the complex-level fee rate was 0.1686%.

In addition to the Adviser’s management fee, the Fund also pays a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of the Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

Sub-Adviser

The Adviser has selected its affiliate, Symphony, to serve as sub-adviser to manage the investment portfolio of the Fund. Symphony is organized as a member-managed limited liability company, and its sole managing member is Nuveen Investments. The Adviser pays Symphony a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund.

Portfolio Managers

Gunther Stein, Ross Sakamoto, Joel Drescher and Marc Snyder have primary responsibility for the day-to-day implementation of the investment strategies of the Fund.

Compensation

Symphony investment professionals receive compensation based on three elements: fixed-base salary, participation in a bonus pool and certain long-term incentives.

The fixed-base salary is set at a level determined by Symphony and is reviewed periodically to ensure that it is competitive with base salaries paid by similar financial services companies for persons playing similar roles.

The portfolio manager is also eligible to receive an annual bonus from a pool based on Symphony’s aggregate asset-based and performance fees after all operating expenses. The level of this bonus to each individual portfolio manager is determined by senior management’s assessment of the team’s performance, and the individual’s contribution to and performance on that team. Factors considered in that assessment include the pre-tax total return and risk-adjusted total return performance of the accounts for which the individual serves as portfolio manager relative to any benchmarks established for those accounts; the individual’s effectiveness in communicating investment performance to investors and/or their advisors; and the individual’s contribution to the firm’s overall investment process and to the execution of investment strategies.

Finally, certain key employees of Symphony, including the portfolio managers, have received profits interests in Symphony which entitle their holders to participate in the firm’s growth over time.

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Other Accounts Managed

In addition to the Fund, as of November 30, 2013, the portfolio managers were also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Gunther Stein	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	16 24 15	$3.1 billion $2.2 billion $400 million	0 16 4	0 $1.9 billion $274 million
Ross Sakamoto	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 7 18	$53 million $55 million $115 million	0 3 2	0 $46 million $90 million
Joel Drescher	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 7 11	$53 million $55 million $115 million	0 3 2	0 $46 million $90 million
Marc Snyder	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 4 10	0 $9 million $2 million	0 0 0	0 0 0

Conflicts of Interest

The portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies and separately managed accounts. Fees earned by the Sub-Adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Sub-Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and other factors. In addition, the Sub-Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Beneficial Ownership of Securities

As of the date of this SAI, the Fund has not commenced operations and the portfolio managers do not beneficially own any shares of the Fund.

Transfer Agent

The Fund’s transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc. (“BFDS”), P.O. Box 8530, Boston, Massachusetts 02266-8530.

Custodian

The custodian of the assets of the Fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

Distributor

Nuveen Securities, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, serves as the distributor for the Fund’s shares pursuant to a “best efforts” arrangement as provided by a Distribution Agreement dated August 1, 1998 (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Fund appointed the Distributor to be its agent for the distribution of the Fund’s shares on a continuous offering basis.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, PwC provides assistance on accounting, tax and related matters.

CODES OF ETHICS

The Fund, the Adviser, the Sub-Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and with respect to the Adviser and the Sub-Adviser, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Fund’s securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Fund, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

PROXY VOTING POLICIES

The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

A member of the Fund’s management team is responsible for oversight of the Fund’s proxy voting process. With regard to equity securities, Symphony has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations on the voting of proxies relating to securities held by the Fund and managed by Symphony. ISS provides voting recommendations based upon established guidelines and practices. Symphony reviews and frequently follows ISS recommendations. However, on selected issues, Symphony may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the Fund. If Symphony manages the assets of a company or its pension plan and any of Symphony’s clients hold any securities of that company, Symphony will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. Where a material conflict of interest has been identified by Symphony and ISS does not offer a recommendation on the matter, Symphony shall disclose the conflict and Symphony’s Proxy Voting Committee shall determine the manner in which to vote and notify the Fund’s Board of Trustees or its designated committee.

Although Symphony has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, Symphony does not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of its investment products) or the directors, officers and employees of such affiliates. Therefore, Symphony is unable to consider such information when determining whether there are material conflicts of interests.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800)  257-8787 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Symphony is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of Symphony to seek the best execution at the best

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security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio managers consider, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of the Fund’s shares.

Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting the transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include, but are not limited to, (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, the portfolio managers consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the portfolio managers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to Symphony or the Fund. Symphony believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement provide that such higher commissions will not be paid by the Fund unless Symphony determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to the Adviser under the Investment Management Agreement and the sub-advisory fees paid by the Adviser to Symphony under the Sub-Advisory Agreement are not reduced as a result of receipt by either the Adviser or Symphony of research services.

Symphony places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Fund effects its securities transactions may be used by Symphony in servicing all of its accounts; not all of such services may be used by Symphony in connection with the Fund. Symphony believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, Symphony believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. Symphony seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by Symphony are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by the Fund, the amount of securities that may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the independent trustees.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Fund’s portfolio holdings. In accordance with this policy, the Fund may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.nuveen.com. A complete list of portfolio holdings information is generally made available on the Fund’s website ten business days after the end of the month. Additionally, the Fund publishes on the website a list of its top ten holdings as of the end of each month, approximately two to five business days after the end of the month for which the information is current. This information will remain available on the website at least until the Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

Additionally, the Fund may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Fund’s website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Fund as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Fund may disclose on an ongoing basis non-public portfolio holdings information in the normal course of its investment and administrative operations to various service providers, including the Adviser and/or Sub-Adviser, independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including ISS, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Fund’s independent trustees (Chapman and Cutler LLP). Also, the Adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the Adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Adviser and/or Sub-Adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

Non-public portfolio holdings information may be provided to other persons if approved by the Fund’s Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Fund, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Fund and the Adviser and Sub-Adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund’s policy. Reports are made to the Fund’s Board of Trustees on an annual basis.

There is no assurance that the Fund’s policies on portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

The following parties currently receive non-public portfolio holdings information regarding one or more of the Nuveen Mutual Funds on an ongoing basis pursuant to the various arrangements described above:

ADP Investor Communications Services

Altrinsic Global Advisors, LLC

Barclays Capital, Inc.

Barra

Bloomberg

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BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.

Broadridge Systems

Cantor Fitzgerald & Co.

Chapman and Cutler LLP

Commerz Markets LLC

Credit Agricole Securities (USA) Inc.

Credit Suisse Securities (USA), LLC

Deutsche Bank Securities, Inc.

Dresdner Kleinwort Securities, LLC

Ernst & Young LLP

FactSet Research Systems

Financial Graphic Services

First Clearing, LLC

Forbes

Glass, Lewis & Co.

Goldman Sachs & Co.

HSBC Securities (USA), Inc.

ING Financial Markets, LLC

The Investment Company Institute

ISS

Jefferies & Company, Inc.

J.P. Morgan Clearing Corp.

J.P. Morgan Securities, Inc.

Lazard Asset Management, Inc.

Lipper Inc.

Merrill Lynch, Pierce, Fenner & Smith

Moody’s

Morgan Stanley & Co., Inc.

Morningstar, Inc.

MS Securities Services, Inc.

Newedge USA, LLC

Nuveen Asset Management, LLC

Nuveen Fund Advisors, LLC

Pershing, LLC

PricewaterhouseCoopers LLP

Raymond James & Associates, Inc.

RBC Capital Markets Corporation

RBS Securities, Inc.

R.R. Donnelley & Sons Company

R.R. Donnelley Financial

Scotia Capital (USA), Inc.

SG Ameritas Securities, LLC

Societe Generale, New York Branch

Standard & Poor’s

State Street Bank & Trust Co.

Strategic Insight

TD Ameritrade Clearing, Inc.

ThomsonReuters LLC

UBS Securities, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bank N.A.

Value Line

Vestek Systems, Inc.

Vickers

Wells Fargo Securities, LLC

Wilshire Associates Incorporated

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NET ASSET VALUE

The Fund’s net asset value is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

SHARES OF BENEFICIAL INTEREST

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 18 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares, Class R6 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B shares (available in only certain series and not available in the Fund) automatically convert into Class A shares. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

As of December 10, 2013, Nuveen Investments owned 100.00% of the Fund and, accordingly, has controlled the Fund. A party that controls the Fund may be able to significantly influence the outcome of any item presented to shareholders for approval.

TAX MATTERS

Federal Income Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances, or if you are investing through a tax-deferred account, such as an IRA or 401(k) plan. In addition, this section does not describe your state, local or non-U.S. tax consequences. This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, Fund’s counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. Consequently, this summary may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax professional.

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Fund Status

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes. If the Fund fails for any taxable year to qualify as a regulated investment company for federal income tax purposes, the Fund itself will generally be subject to federal income taxation (which will reduce the amount of Fund income available for distribution) and your tax consequences will be different from those described in this section (for example, all distributions to you will generally be taxed as ordinary income, even if those distributions are derived from capital gains realized by the Fund).

Qualification as a Regulated Investment Company

As a regulated investment company, the Fund generally will not be subject to federal income tax on the portion of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders, provided that it distributes at least 90% of its net investment company taxable income and 90% of its net tax-exempt interest income for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are generally described below. The Fund also intends to make such distributions as are necessary to avoid the otherwise applicable 4% non-deductible excise tax on certain undistributed earnings.

In addition to satisfying the Distribution Requirement, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (2) net income derived from an interest in a “qualified publicly traded partnership” (as such term is defined in the Code). The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash and cash items (including receivables), United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (a) any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or (b) in the securities of one or more “qualified publicly traded partnerships” (as such term is defined in the Code). There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

Distributions

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the Fund’s distributions into three categories, ordinary income distributions, capital gains dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the

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previous year. Under the “Health Care and Education Reconciliation Act of 2010,” income from the Fund may also be subject to a new 3.8 percent “Medicare tax” imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses

If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gains dividends might be attributable to the Fund’s interest in a master limited partnership which may be subject to a maximum marginal stated federal income tax rate of 28%, rather than the rates set forth above. In addition, capital gains received from assets held for more than one year that are considered “unrecaptured section 1250 gain” (which may be the case, for example, with some capital gains attributable to equity interests in real estate investment trusts that constitute interests in entities treated as real estate investment trusts for federal tax purposes) are taxed at a maximum stated rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividends, if any, is subject to the 28% tax rate or the 25% tax rate, will be made based on the rules prescribed by the United States Treasury. Capital gains may also be subject to the “Medicare tax” described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Taxation of Certain Ordinary Income Dividends

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Distributions with respect to shares in real estate investment trusts are qualifying dividends only in limited circumstances. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions

Under certain circumstances, as described in the Prospectus, you may receive an in-kind distribution of Fund securities when you redeem shares or when the Fund terminates. This distribution

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will be treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could, however, assert that a loss may not be currently deducted.

Exchanges

If you exchange shares of the Fund for shares of another Nuveen Mutual Fund, the exchange would generally be considered a sale for federal income tax purposes.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of the Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

Non-U.S. Tax Credit

If the Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Investments in Certain Non-U.S. Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2014, distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met. In addition, distributions in respect of shares after June 30, 2014 may be subject to a U.S. withholding

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tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

Capital Loss Carry-Forward

When the Fund has a capital loss carry-forward, it does not make capital gains distributions until the loss has been offset or expired.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this SAI.

PURCHASE AND REDEMPTION OF FUND SHARES

As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund’s classes of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares are also subject to an annual service fee of 0.25%. See “Distribution and Service Plan.” Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund. The example assumes a purchase based on the initial net asset value for Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net asset value per share	$20.00
Per share sales charge—5.75% of public offering price (6.10% of net asset value per share)	1.22

Per share offering price to the public	$21.22

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The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A shares of the Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify the Distributor or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of the Fund that you wish to qualify for a reduced sales charge.

Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A shares of the Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver to your financial advisor or other financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to the Distributor. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class C and Class I shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A shares of the Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, are less than the amount specified, you must pay the Distributor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by the Distributor or your financial advisor, the Distributor will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint the Distributor as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify the Distributor or the Fund’s transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse or domestic partner and your children under the age of 21 years, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

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Elimination of Sales Charge on Class A Shares. Class A shares of the Fund may be purchased at net asset value without a sales charge by the following categories of investors:

•	investors purchasing $1,000,000 or more;

•	current and former trustees/directors of the Nuveen Funds;

•

full-time and retired employees and directors of Nuveen Investments, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, or their immediate family members;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

You or your financial advisor must notify the Distributor or the Fund’s transfer agent whenever you make a purchase of Class A shares of the Fund that you wish to be covered under these special sales charge waivers.

Class A shares of the Fund may be issued at net asset value without a sales charge in connection with the acquisition by the Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Fund.

The reduced sales charge programs may be modified or discontinued by the Fund at any time. For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.

Class C Shares

You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. The Distributor compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1.00% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plan.”

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval.

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Redemption of Class C shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class  C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 12 months of purchase. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon any redemption within 12 months of purchase (except in cases where a shareholder is eligible for a waiver).

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. The Distributor receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) redemptions in connection with a payment of account or plan fees; (v) redemptions in connection with the exercise of the Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of the Fund; (vi) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (vii) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (viii) redemptions of Class A or Class C shares if the proceeds are transferred to an account managed by the Adviser and the Adviser refunds the advanced service and distribution fees to the Distributor; (ix) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (x) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased. If the Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Fund will comply with the requirements of Rule 22d-1 under the 1940 Act.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code

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Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).

Class I Shares

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

Class I shares also are available for purchase, with no minimum initial investment, by the following categories of investors:

•	employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	advisory accounts of Nuveen Fund Advisors and its affiliates, including other Nuveen Mutual Funds whose investment policies permit investments in other investment companies;

•	any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies;

•	any plan organized under section 529 under the Code (i.e., a 529 plan);

•

current and former trustees/directors of any Nuveen Fund, and their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members;

•

full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons; and

•	any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

Any shares purchased by investors falling within any of the last four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

Holders of Class I shares may purchase additional Class I shares using dividends and capital gains distributions on their shares.

If you are eligible to purchase either Class I shares or Class A shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from

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financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.

Shareholder Programs

Exchange Privilege

You may exchange Fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same Fund. An exchange between classes of shares of the same Fund may not be considered a taxable event; please consult your own tax advisor for further information.

If you hold your shares directly with the Fund, you may exchange your shares by either sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787.

If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange between classes of shares of the same Fund and your original shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.

For federal income tax purposes, an exchange between different Nuveen Mutual Funds constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Signature Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The Fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be provided with at least 60 days’ notice of any material revision to or termination of the exchange privilege.

The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A or Class C shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

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Suspension of Right of Redemption

The Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Fund has reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities). The Fund voluntarily has committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the 90-day period.

Frequent Trading Policy

The Fund’s Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Fund recognizes the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip

A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in the Fund. Subject to certain exceptions noted below, the Fund limits an investor to two Round Trips per trailing 60-day period.

3. Enforcement

Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Fund and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Fund. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Fund’s Frequent Trading Policy. In addition, the Fund may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Fund believes that the policy is reasonably designed to prevent market timing that is detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s Policy. The Fund cannot ensure that these financial intermediaries will in all cases apply the Fund’s policy or their own policies, as the case may be, to accounts under their control.

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Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by the Adviser; and (x) redemptions in connection with the exercise of the Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the board has determined may have material adverse consequences to the shareholders of the Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments; or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

Distribution and Service Plan

The Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which Class C shares are subject to an annual distribution fee and Class A and Class C shares are subject to an annual service fee. The Fund may spend up to 0.25% per year of the average daily net assets of Class A shares as a service fee under the Plan. The Fund may spend up to 0.75% per year of the average daily net assets of Class C shares as a distribution fee and up to 0.25% per year of the average daily net assets of Class C shares as a service fee under the Plan. Class I shares are not subject to either distribution or service fees. Distribution and service fees collectively are referred to herein as “12b-1 fees.”

The distribution fee applicable to Class C shares under the Fund’s Plan compensates the Distributor for expenses incurred in connection with the distribution of Class C shares. These expenses include payments to financial intermediaries, including the Distributor, who are brokers of record with respect to the Class C shares, as well as, without limitation, expenses of printing and distributing Prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class C shares, certain other expenses associated with the distribution of Class C shares, and any other distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A and Class C shares under the Fund’s Plan is used to compensate financial intermediaries in connection with the provision of ongoing account services to

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shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Under the Fund’s Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the independent trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office. With the exception of the Distributor and its affiliates, no “interested person” of the Fund, as that term is defined in the 1940 Act, and no trustee of the Fund has a direct or indirect financial interest in the operation of the Plan or any related agreement.

General Matters

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

If you choose to invest in the Fund, an account will be opened and maintained for you by BFDS, the Fund’s shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Fund does not issue share certificates.

Distribution Arrangements

The Distributor sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances certain activities incident to the sale and distribution of the Fund’s shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers.

The Distributor receives for its services the excess, if any, of the sales price of the Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares. The Distributor also receives distribution fees pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plan.” The Distributor also receives any CDSCs imposed on redemptions of shares. The Distributor may also act as a Dealer.

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To help financial advisors and investors better understand and more efficiently use the Fund to reach their investment goals, the Distributor may advertise and create specific investment programs and systems. For example, this may include information on how to use the Fund to accumulate assets for future education needs or periodic payments such as insurance premiums. The Distributor may produce software, electronic information sites or additional sales literature to promote the advantages of using the Fund to meet these and other specific investor needs. In addition, wholesale representatives of the Distributor may visit financial advisors on a regular basis to educate them about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. Nuveen wholesalers may receive additional compensation if they meet certain targets for sales of one or more Nuveen Mutual Funds.

Additional Payments to Financial Intermediaries and Other Payments

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectus and elsewhere in this SAI, the Adviser and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of the Nuveen Mutual Funds (such as brokers, dealers, banks, registered investment advisers, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Nuveen Mutual Funds to its customers. The Intermediary may elevate the prominence or profile of the Fund within the Intermediary’s organization by, for example, placing the Fund on a list of preferred or recommended funds and/or granting the Adviser and/or the Distributor preferential or enhanced opportunities to promote the Fund in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

The Adviser and/or the Distributor may also make other additional payments out of its own assets as described under “Other Payments” below.

Marketing Support Payments and Program Servicing Payments

The Adviser and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Nuveen Mutual Funds or that make Nuveen Mutual Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the Nuveen Mutual Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling representatives of the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

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The Adviser and/or the Distributor compensate Intermediaries differently depending upon, among other factors, the number or value of Nuveen Mutual Funds shares that the Intermediary sells or may sell, the value of the assets invested in the Nuveen Mutual Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset-based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. In connection with the sale of a business by U.S. Bank N.A. to Great-West Life & Annuity Insurance Company (“Great-West”), the Adviser and/or the Distributor has a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

Other Payments

From time to time, the Adviser and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund, which may be in addition to marketing support and program servicing payments described above. For example, the Adviser and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing the Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

When not provided for in a marketing support or program servicing agreement, the Adviser and/or the Distributor may pay Intermediaries for enabling the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Adviser and/or the Distributor make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Adviser and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various Nuveen Mutual Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in Nuveen Mutual Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Adviser and/or the Distributor.

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Representatives of the Distributor or its affiliates may receive additional compensation from the Adviser and/or the Distributor if certain targets are met for sales of one or more Nuveen Mutual Funds. Such compensation may vary by Fund and by Intermediary.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Adviser and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of November 22, 2013:

ADP Broker-Dealer, Inc.

Alliance Fund Distributors

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Ascensus (formerly BISYS Retirement Services, Inc.)

BB&T

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Cetera

Charles Schwab & Co., Inc.

Chase Investment Services

Citigroup Global Markets Inc.

Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network

CPI Qualified Plan Consultants, Inc.

Davenport & Co., LLC

Digital Retirement Solutions, Inc.

Dyatech, LLC

Edward Jones

ExpertPlan, Inc.

Fidelity Brokerage Services LLC/National Financial Services LLC

Fidelity Investments Institutional Operations Company, Inc. (FIIOC)/Fidelity Advisors Retirement

Financial Data Services, Inc.

First Clearing

First Mercantile Trust Company

Genesis Employee Benefits, Inc. DBA America’s VEBA Solution

Goldman Sachs

Great West Life and Annuity Insurance Co.

GWFS Equities, Inc.

Hartford Life Insurance Company

Hartford Securities Distribution Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Life Insurance and Annuity Company/ING Institutional Plan Services LLC/ING Financial Advisors, LLC (formerly CitiStreet LLC/CitiStreet Advisors LLC)

J.J.B. Hilliard, W.L. Lyons, Inc.

J.P. Morgan Retirement Plan Services, LLC

Janney Montgomery Scott LLC

LPL Financial Services

Lincoln Retirement Services Company LLC/AMG Service Corp.

Linsco/Private Ledger Corp.

Marshall & Ilsley Trust Company, N.A.

Massachusetts Mutual Life Insurance Company

Mercer HR Outsourcing LLC

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Merrill Lynch, Pierce, Fenner & Smith Inc.

Mid Atlantic Capital Corporation

Morgan Keegan

Morgan Stanley & Co., Incorporated/Morgan Stanley Smith Barney LLC

MSCS Financial Services, LLC

National Financial Services, LLC

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

NFP Securities, Inc.

Northwestern Mutual

NYLife Distributors LLC

Oppenheimer & Co.

Pershing LLC

Princeton Retirement Group/GPC Securities, Inc.

Principal Life Insurance Company

Prudential Insurance Company of America (The)

Prudential Investment Management Services, LLC/Prudential Investments LLC

Raymond James & Associates/Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Reliance Trust Company

Retirement Plan Company, LLC (The)

Robert W. Baird & Co., Inc.

SI Financial Advisors

Savings Institute and Bank

Smith Barney

Southwest Securities, Inc.

Stifel, Nicolaus & Co., Inc.

T. Rowe Price Investment Services, Inc./T. Rowe Price Retirement Plan Services, Inc.

TD Ameritrade, Inc.

TD Ameritrade Trust Company (formerly Fiserv Trust Company/International Clearing Trust Company)

TIAA-CREF Individual & Institutional Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank N.A.

UBS Financial Services, Inc.

Unified Trust Company, N.A.

VALIC Retirement Services Company (formerly AIG Retirement Services Company)

Vanguard Group, Inc.

Wedbush Morgan Securities

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wilmington Trust Company

Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)

Any additions, modifications or deletions to the list of Intermediaries identified above that have occurred since November 22, 2013 are not reflected in the list.

FINANCIAL STATEMENTS

The audited financial statements for the Fund’s first fiscal period ending September 30, 2014 will appear in the Fund’s Annual Report, which will be available without charge by calling (800) 257-8787.

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MAI-SSCC-1213P

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust of Registrant.(1)

(a)(2)	Amended Establishment and Designation of Classes, dated November 14, 2012.(9)

(a)(3)	Amended and Restated Designation of Series, dated November 18, 2013.(13)

(b)	By-Laws of Registrant, amended and restated as of November 18, 2009.(7)

(c)	Specimen Certificate of Shares of the Registrant.(2)

(d)(1)	Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management), dated November 13, 2007.(6)

(d)(2)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management), dated July 29, 2013.(12)

(d)(3)	Amended Schedules A and B of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management), dated December 9, 2013.(14)

(d)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Symphony Asset Management LLC, dated December 9, 2013.(14)

(e)(1)	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated, dated August 1, 1998.(3)

(e)(2)	Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(5)

(e)(3)	Form of Nuveen Funds Rule 22c-2 Agreement.(5)

(e)(4)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 6, 2013.(13)

(f)	Not applicable.

(g)(1)	Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated February 25, 2005.(4)

(g)(2)	Appendix A to Custodian Agreement, dated December 9, 2013.(14)

(h)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012.(8)

(h)(2)	Amendment and Schedule A to Transfer Agency and Service Agreement, dated December 9, 2013.(14)

(i)(1)	Opinion and Consent of Bingham McCutchen LLP, dated December 10, 2013.(14)

(i)(2)	Opinion and Consent of Chapman and Cutler LLP, dated December 10, 2013.(14)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement with Nuveen Institutional Advisory Corp.(2)

(m)	Plan of Distribution and Service Pursuant to Rule 12b-1, dated February 28, 2013.(11)

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended November 14, 2012.(11)

(o)	Not applicable.

(p)(1)	Code of Ethics, as amended January 1, 2013.(10)

(p)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, effective January 1, 2013.(10)

(z)(1)	Original Power of Attorney of Mr. Nelson, dated September 1, 2013.(12)

(z)(2)	Original Powers of Attorney of Messrs. Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale, Stone and Stringer, dated October 13, 2013.(13)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.

(2)	Incorporated by reference to pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to post-effective amendment no. 2 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to post-effective amendment no. 18 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to post-effective amendment no. 23 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to post-effective amendment no. 37 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to post-effective amendment no. 69 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to post-effective amendment no. 84 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to post-effective amendment no. 86 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to post-effective amendment no. 88 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to post-effective amendment no. 92 filed on Form N-1A for Registrant.
(12)	Incorporated by reference to post-effective amendment no. 96 filed on Form N-1A for Registrant.
(13)	Incorporated by reference to post-effective amendment no. 97 filed on Form N-1A for Registrant.
(14)	Filed herewith.

Item 29. Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $2,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 90% of any operational failure claims and the Fund would be liable for 10% of any such claims) and $1,000,000 deductible for all other claims.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
William Adams IV, Co-President	Director or trustee of 135 funds in the Nuveen Fund complex (since 2013); Senior Executive Vice President, Global Structured Products, of Nuveen Investments, Inc.; Executive Vice President of Nuveen Securities, LLC; President (since August 2011), of Nuveen Commodities Asset Management, LLC.

Thomas J. Schreier, Jr., Co-President	Director or trustee of 135 funds in the Nuveen Fund complex (since 2013); Vice Chairman, Wealth Management of Nuveen Investments, Inc.; Co-Chief Executive Officer (since 2011) of Nuveen Securities, LLC; Chairman of Nuveen Asset Management, LLC; formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors; formerly, President of First American Funds.

Robert D. Luse, Executive Vice President	Executive Vice President of Nuveen Asset Management, LLC and Nuveen Securities, LLC; Executive Vice President and Assistant Secretary of Nuveen Investments, Inc.; Vice President of Santa Barbara Asset Management, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC.

John L. MacCarthy, Executive Vice President and Secretary

Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc.; Vice President and Secretary (since 2013) of Nuveen Commodities Asset Management, LLC; Executive Vice President (since 2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and (since 2011) of Nuveen Asset Management, LLC; Vice President and Secretary of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management LLC.
Joseph T. Castro, Managing Director and Chief Compliance Officer	Managing Director (since 2011), Head of Compliance (since 2013) of Nuveen Investments Inc.

Stuart J. Cohen, Managing Director and Assistant Secretary

Managing Director and Assistant Secretary of Nuveen Asset Management, LLC, Nuveen Investments, Inc. and Nuveen Securities, LLC; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Sherri A. Hlavacek, Managing Director and Controller

Managing Director and Corporate Controller of Nuveen Investments, Inc. and Nuveen Securities, LLC; Managing Director and Controller of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and of Nuveen Asset Management, LLC (since 2011); Vice President and Controller of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Certified Public Accountant.

Timothy N. Kafesjian, Senior Vice President	Senior Vice President of Nuveen Securities, LLC; Vice President of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC and Tradewinds Global Investors, LLC.

Lucas A. Satre, Senior Vice President and Assistant Secretary

Senior Vice President, General Counsel and Secretary of Nuveen Securities LLC; Senior Vice President and Assistant Secretary of Nuveen Asset Management, LLC and Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

(b) Symphony Asset Management LLC (“Symphony”) serves as sub-investment adviser to the Registrant for Nuveen Symphony Long/Short Equity Fund and Nuveen Symphony Small Cap Core Fund. Symphony also serves as sub-investment adviser to other open-end and closed-end funds and as investment adviser to separately managed accounts. The following is a list of the senior officers of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
Anne B. Popkin	President	Formerly, Principal, BlueCrest Capital Management LLC 40 Grosvenor Place, London, SW1X 7AW, England

David Goldstein	Vice President and Chief Operating Officer	None

Angela McKillen	Vice President and Chief Financial Officer	None

Gunther M. Stein	Chief Investment Officer and Chief Executive Officer	None

Ross S. Sakamoto	Co-Director of Equity and Portfolio Manager	Formerly, Director, Deutsche Bank Advisors 345 Park Ave New York, NY 10154

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Investment Funds, Inc., Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Margo L. Cook 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Head of Institutional Sales and Product Strategy and Development	Vice President

Scott S. Grace 333 West Wacker Drive Chicago, IL 60606	Managing Director and Treasurer	Vice President and Treasurer

Sherri A. Hlavacek 333 West Wacker Drive Chicago, IL 60606	Managing Director and Corporate Controller	None

Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Head of Distribution and Corporate Marketing	None

Robert D. Luse 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer and Chief Operating Officer	None

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Senior Vice President, Secretary and General Counsel	None

Thomas S. Schreier, Jr. 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 10th day of December, 2013.

NUVEEN INVESTMENT TRUST II

By:	/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			December 10, 2013

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			December 10, 2013

WILLIAM J. SCHNEIDER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact December 10, 2013
ROBERT P. BREMNER*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
VIRGINIA L. STRINGER*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number		Exhibit

(d	)(3)	Amended Schedules A and B of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management), dated December 9, 2013.

(d	)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Symphony Asset Management LLC, dated December 9, 2013.

(g	)(2)	Appendix A to Custodian Agreement, dated December 9, 2013.

(h	)(2)	Amendment and Schedule A to Transfer Agency and Service Agreement, dated December 9, 2013.

(i	)(1)	Opinion and Consent of Bingham McCutchen LLP, dated December 10, 2013.

(i	)(2)	Opinion and Consent of Chapman and Cutler LLP, dated December 10, 2013.